September 30, 1995



SUNAMERICA
INCOME FUNDS




Semiannual
Report


U.S. Government Securities

Federal Securities

Diversified Income

High Income

Tax Exempt Insured




[LOGO] SunAmerica
       Asset Management

 SUNAMERICA INCOME FUNDS
 SHAREHOLDER LETTER

DEAR SHAREHOLDER:

FIXED INCOME OVERVIEW
Over the past few months, interest rates experienced considerable volatility as investors were subjected to a mixture of conflicting economic data concerning the direction of the economy. As a result, interest rates remain relatively unchanged. The primary reason for the inconsistent economic data is that the economy is still adjusting to the excessive inventory accumulation which occurred in the beginning of 1995. Production-based statistics, such as the National Association Purchasing Managers Index, portrayed the economy as having very little forward momentum due to the continuing imbalance between total supply and total demand. To the contrary, there have been some signs of growth as interest rate sensitive sectors, such as the housing sector, responded to the drop in interest rates which occurred this year. Given this backdrop, we anticipate Gross Domestic Product (GDP) growth of 2.5% to 3.0% for the remainder of the year.

FEDERAL SECURITIES FUND
The fixed income market was unusually volatile over the last three months as investors had difficulty in accessing the strength of the economy. The 30-year Treasury bond began the quarter at 6.5%, rose to 7.0% and ended back at 6.5%. Future economic growth should be moderate and inflation under control. The Fund's 53% weighting in seasoned GNMAs, which are subject to less prepayment risk than newer mortgage securities, augmented the performance as rates declined. In addition, our strategy of focusing one third of the assets in longer-term Treasuries has been advantageous. This exposure to Treasuries offers the flexibility, in terms of liquidity, necessary to adjust the portfolio quickly during volatile periods.

U.S. GOVERNMENT SECURITIES FUND
The U.S. Government Securities Fund performed well in the third quarter. Fixed income instruments with maturities greater than ten years, generally representative of premium and super-premium mortgage issues, were very volatile but performed well. The different prepayment experience between new issue mortgages and more seasoned issues was important in this rally. When interest rates decline, mortgage prepayments tend to rise. This year the prepayments were very heavy on new mortgages because homeowners have the option of "no-fee" or at least low-cost refinancing. The Fund's strategy of security allocation continues to help performance and the weightings provide effective diversification. The treasury component captured the interest rallies, both early in the quarter and then again in September. Discount bonds and Adjustable Rate Mortgages appreciated as rates declined, yet not as much as Treasuries due to prepayment fears. The premium and super-premium bonds performed above average as the prepayment experience was much less than new issue bonds as referenced earlier. These holdings still provide relatively stable price performance with high levels of current income. The Fund is structured to weather the volatility we believe will occur over the next several months.

HIGH INCOME FUND
A growing economy with low inflation provided a backdrop for the high yield bond market to begin a sustained rally in early 1995. This rally has principally benefited the higher credit quality sectors of the high

 SUNAMERICA INCOME FUNDS
 SHAREHOLDER LETTER

yield market. These sectors reacted to improving credit fundamentals and a favorable interest rate outlook. We believe this economic environment will continue into 1996. Although economic conditions are somewhat mixed, a recession is unlikely until after the 1996 Presidential election. Therefore, we have begun to upgrade the overall credit quality of the portfolio, positioning it for an uneven economy. Exposure to more cyclical industries have been reduced, and we are focusing on such sectors as telecommunications, broadcasting, and health services.

DIVERSIFIED INCOME FUND
The allocation of the Diversified Income Fund as of September 30, 1995 was 52% in corporate bonds, 24% in foreign bonds, 22% in U.S. Government securities and 2% in cash. The Fund improved its relative performance over the last six months after a disappointing start to the year. The improvement was attributed to better performance in both the high yield and foreign securities components. We positioned the high yield component in stable and predictable industries in response to the current direction of the economy. The foreign sector poses the most questions at this time. Bank defaults in Japan, political instability in Quebec and the ongoing problems in the emerging markets are prompting us to reduce foreign exposure. For example, we reduced our holding in Mexico this past quarter and will look to reduce exposure in other Latin countries. Overall we are still positive on the bond market and especially on corporate and government bonds.

TAX EXEMPT INSURED FUND
The municipal bond market ended the third quarter on a strong note as yields continued to fall in response to moderate GDP growth and the July interest rate reduction by the Federal Reserve. The Fund performed well under these conditions. One of the concerns that faced the municipal market in this quarter was the ongoing debate with regard to changes in the current tax structure. While there have been no new developments recently, the use of tax reform as a "sound bite" by certain legislators seeking to differentiate themselves from mainstream politics remains problematic for the retail investor. As a result, municipal securities remain under-valued on an after-tax basis versus almost all comparable taxable fixed income products. While investors should continue to be vigilant in regards to changes in tax policy, the municipal market has already priced these concerns into the current interest rate structure and offers a tremendous benefit for those willing to look beyond the political rhetoric involved. As additional issues on tax reform in the municipal market are removed from the table, the Fund remains very attractively positioned on a total return basis in the months ahead.

OUTLOOK
One ongoing trend over the last two years has been the absence of any meaningful inflationary pressure. While there has been occasional uptick due to commodity prices or seasonal pressures, the labor markets continue to minimize inflation by offering productivity driven growth with negligible cost pressures. Recent statistics confirm this trend with second quarter productivity growing at almost 5.0%. This overall lack of inflationary pressure indicates that the Federal Reserve has been successful in its efforts to limit inflation while allowing the U.S. economy to grow at a moderate pace. Due to the conflicting nature of this economic data, it did not surprise us that the Federal Reserve did not alter monetary policy at September's Federal Open Market Committee meeting. While the economy appears much stronger now in comparison to July,

 SUNAMERICA INCOME FUNDS
 SHAREHOLDER LETTER

when interest rates were reduced by .25%, the spread between Fed Funds and the rate of inflation remains large on a historical basis. As a result, the Federal Reserve will most likely lower rates in December by .25% in a continuing effort to shift the current monetary policy to a more neutral position.


    /s/ P. Christopher Leary                   /s/ John C. Mooney

    P. Christopher Leary                       John C. Mooney
    Portfolio Manager                          Portfolio Manager



                                               /s/ Howard B. Udis

                                               Howard B. Udis
                                               Portfolio Manager

 SUNAMERICA INCOME FUNDS
 STATEMENT OF ASSETS AND LIABILITIES -- September 30, 1995 (unaudited)

                            U.S. GOVERNMENT     FEDERAL     DIVERSIFIED       HIGH       TAX EXEMPT
                            SECURITIES FUND SECURITIES FUND INCOME FUND   INCOME FUND   INSURED FUND
                            ------------------------------------------------------------------------
ASSETS:
Investment securities, at
 value (identified cost
 $628,615,491;
 $72,162,586;
 $138,445,575;
 $162,270,603 and
 $144,202,901,
 respectively)............   $632,115,500     $72,634,691   $136,817,931  $160,193,536  $153,120,786
Short-term securities
 (identified cost
 $494,993; $199,871;
 $196,520; $0 and
 $600,000, respectively)..        494,930         199,871        196,578            --       600,000
Joint repurchase
 agreements...............    124,092,000      27,888,000        374,000     5,064,000            --
Cash......................             --             638            907           943            --
Interest and dividends
 receivable...............      6,596,414         468,542      3,128,801     3,876,982     2,647,676
Receivable for investments
 sold.....................      6,546,493              --      3,693,167     2,256,635     2,845,494
Receivable for shares of
 beneficial interest sold.        431,675           8,841        203,554        15,413       725,337
Prepaid expenses..........         36,756          28,700          4,939        11,816        21,717
Receivable from
 distributor..............          4,024              --             --         8,150            --
Receivable for variation
 margin on futures
 contracts................             --          41,250         20,625            --            --
                             ------------     -----------   ------------  ------------  ------------
 Total assets.............    770,317,792     101,270,533    144,440,502   171,427,475   159,961,010
                             ------------     -----------   ------------  ------------  ------------
LIABILITIES:
Payable for securities
 loaned...................    107,387,500      15,637,500             --            --            --
Payable for investments
 purchased................     17,495,756       7,640,275      3,477,008     6,449,645       426,657
Dividends payable.........      1,535,247         217,451        575,776       630,265       343,695
Payable for shares of
 beneficial interest
 redeemed.................        916,553         223,267        194,897       340,174       130,572
Distribution and service
 maintenance fees payable.        459,569          38,547        107,320       113,336        60,798
Accrued expenses..........        376,223          76,241        111,106        94,664        95,569
Investment advisory and
 management fees payable..        349,381          31,186         75,239       100,962        65,596
Payable to custodian bank.         74,648              --             --            --       107,702
                             ------------     -----------   ------------  ------------  ------------
 Total liabilities........    128,594,877      23,864,467      4,541,346     7,729,046     1,230,589
                             ------------     -----------   ------------  ------------  ------------
    Net assets............   $641,722,915     $77,406,066   $139,899,156  $163,698,429  $158,730,421
                             ============     ===========   ============  ============  ============
NET ASSETS WERE COMPOSED
 OF:
Shares of beneficial
 interest, $.01 par value.   $    754,052     $    74,030   $    326,533  $    238,860  $    128,353
Paid-in capital...........    674,343,363      78,556,017    172,016,459   208,985,591   161,849,254
                             ------------     -----------   ------------  ------------  ------------
                              675,097,415      78,630,047    172,342,992   209,224,451   161,977,607
Accumulated undistributed
 (distribution in excess
 of) net investment
 income...................      2,571,789        (111,431)       277,133      (199,674)     (331,121)
Accumulated net realized
 loss on investments,
 futures contracts and
 foreign currency.........    (39,446,235)     (1,581,519)   (31,082,455)  (43,249,281)  (11,833,950)
Net unrealized
 appreciation/depreciation
 on investments...........      3,499,946         472,105     (1,627,586)   (2,077,067)    8,917,885
Net unrealized
 depreciation on foreign
 currency, other assets
 and liabilities..........             --              --         (4,194)           --            --
Net unrealized
 depreciation on futures
 contracts................             --          (3,136)        (6,734)           --            --
                             ------------     -----------   ------------  ------------  ------------
    Net assets............   $641,722,915     $77,406,066   $139,899,156  $163,698,429  $158,730,421
                             ============     ===========   ============  ============  ============
CLASS A (UNLIMITED SHARES
 AUTHORIZED):
Net asset value and
 redemption price per
 share
 ($124,735,002/14,662,736;
 $45,537,778/4,358,985;
 $15,792,482/3,693,708;
 $40,475,701/5,912,639 and
 $130,418,260/10,546,287
 net assets and shares of
 beneficial interest
 issued and outstanding,
 respectively).              $       8.51     $     10.45   $       4.28  $       6.85  $      12.37
Maximum sales charge
 (4.75% of offering
 price)...................           0.42            0.52           0.21          0.34          0.62
                             ------------     -----------   ------------  ------------  ------------
Maximum offering price to
 public...................   $       8.93     $     10.97   $       4.49  $       7.19  $      12.99
                             ============     ===========   ============  ============  ============
CLASS B (UNLIMITED SHARES
 AUTHORIZED):
Net asset value, offering
 and redemption price per
 share
 ($516,987,913/60,742,444;
 $31,868,288/3,044,048;
 $124,106,674/28,959,590;
 $123,222,728/17,973,386
 and $28,312,161/2,289,028
 net assets and shares of
 beneficial interest
 issued and outstanding,
 respectively)............   $       8.51     $     10.47   $       4.29  $       6.86  $      12.37
                             ============     ===========   ============  ============  ============

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 STATEMENT OF OPERATIONS -- For the six months ended September 30, 1995 (unaudited)

                            U.S. GOVERNMENT     FEDERAL     DIVERSIFIED     HIGH       TAX EXEMPT
                            SECURITIES FUND SECURITIES FUND INCOME FUND  INCOME FUND  INSURED FUND
                            --------------- --------------- -----------  -----------  ------------
INVESTMENT INCOME:
Income:
 Interest (net of
  withholding taxes of
  $1,145 on High Income
  Fund)...................    $28,527,788     $2,786,520    $ 7,758,455  $9,969,922    $5,028,545
 Dividends................             --             --             --     123,438            --
                              -----------     ----------    -----------  ----------    ----------
 Total investment income..     28,527,788      2,786,520      7,758,455  10,093,360     5,028,545
                              -----------     ----------    -----------  ----------    ----------
Expenses:
 Investment advisory and
  management fees.........      2,162,962        182,541        476,215     678,116       405,254
 Distribution and service
  maintenance fees--Class
  A.......................        166,663         42,462         26,545      73,660       236,083
 Distribution and service
  maintenance fees--Class
  B.......................      2,783,751        242,659        656,797     694,633       135,986
 Transfer agent fees and
  expenses--Class A.......        114,707         32,546         21,809      55,500       166,701
 Transfer agent fees and
  expenses--Class B.......        677,173         65,850        174,973     178,304        33,456
 Custodian fees and
  expenses................        476,860         59,125         51,145      52,355        52,475
 Interest expense.........        153,337            539         47,461      30,172           --
 Trustees' fees and
  expenses................         35,159          4,058          8,020       9,381         8,451
 Audit and tax consulting
  fees....................         26,165          8,710         10,890      12,985        11,395
 Registration fees--Class
  A.......................          7,426          5,911          3,468       5,559        11,066
 Registration fees--Class
  B.......................         23,106          4,745         10,806      12,623         4,645
 Printing expense.........         19,335          2,685          5,165       6,165         3,300
 Insurance expense........          9,047            844          2,217       1,763        20,771
 Legal fees and expenses..          4,480          2,700          3,320       3,290         2,530
 Miscellaneous expenses...         10,644          1,942          3,158       3,106         3,012
                              -----------     ----------    -----------  ----------    ----------
 Total expenses...........      6,670,815        657,317      1,501,989   1,817,612     1,095,125
 Less: expenses waived by
  distributor.............        (19,047)            --             --     (55,571)           --
                              -----------     ----------    -----------  ----------    ----------
 Net expenses.............      6,651,768        657,317      1,501,989   1,762,041     1,095,125
                              -----------     ----------    -----------  ----------    ----------
Net investment income.....     21,876,020      2,129,203      6,256,466   8,331,319     3,933,420
                              -----------     ----------    -----------  ----------    ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss)
 on investments and
 futures contracts........      7,351,750      2,502,883     (5,800,541) (4,818,006)      473,589
Net change in unrealized
 appreciation/depreciation
 on investments...........      9,623,923        808,657     10,460,347   1,965,421     2,738,749
Net change in unrealized
 appreciation/depreciation
 on foreign currency,
 other assets and
 liabilities..............             --             --         (4,281)         --            --
Net change in unrealized
 appreciation/depreciation
 on
 futures contracts........             --         (3,136)        (6,734)         --            --
                              -----------     ----------    -----------  ----------    ----------
Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency.................     16,975,673      3,308,404      4,648,791  (2,852,585)    3,212,338
                              -----------     ----------    -----------  ----------    ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS...............    $38,851,693     $5,437,607    $10,905,257  $5,478,734    $7,145,758
                              ===========     ==========    ===========  ==========    ==========

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                            U.S. GOVERNMENT SECURITIES FUND      FEDERAL SECURITIES FUND          DIVERSIFIED INCOME FUND
                            -------------------------------  -------------------------------  -------------------------------
                            FOR THE SIX MONTHS FOR THE YEAR  FOR THE SIX MONTHS FOR THE YEAR  FOR THE SIX MONTHS FOR THE YEAR
                                  ENDED           ENDED            ENDED           ENDED            ENDED           ENDED
                            SEPTEMBER 30, 1995  MARCH 31,    SEPTEMBER 30, 1995  MARCH 31,    SEPTEMBER 30, 1995  MARCH 31,
                               (UNAUDITED)         1995         (UNAUDITED)         1995         (UNAUDITED)         1995
                            ------------------ ------------  ------------------ ------------  ------------------ ------------
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIONS:
 Net investment income...      $ 21,876,020    $ 53,583,054     $ 2,129,203     $ 4,623,379      $  6,256,466    $ 16,024,304
 Net realized gain (loss)
  on investments and
  futures contracts......         7,351,750     (45,098,323)      2,502,883      (3,546,056)       (5,800,541)    (23,976,569)
 Net realized loss on
  foreign currency, other
  assets and liabilities.                --              --              --              --                --        (335,830)
 Net change in unrealized
  appreciation/depreciation
  on investments.........         9,623,923      12,685,155         808,657       1,261,503        10,460,347      (1,943,292)
 Net change in unrealized
  appreciation/depreciation
  on foreign currency,
  other assets and
  liabilities............                --              --              --              --            (4,281)          4,974
 Net change in unrealized
  appreciation/depreciation
  on futures contracts...                --              --          (3,136)             --            (6,734)             --
                               ------------    ------------     -----------     -----------      ------------    ------------
Net increase (decrease)
 in net assets resulting
 from operations.........        38,851,693      21,169,886       5,437,607       2,338,826        10,905,257     (10,226,413)
                               ------------    ------------     -----------     -----------      ------------    ------------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A).......        (2,912,222)     (4,146,499)       (764,264)       (106,644)         (692,166)     (1,404,506)
 From net investment
  income (Class B).......       (15,096,363)    (35,858,561)     (1,377,229)     (4,158,525)       (5,598,798)    (14,176,998)
                               ------------    ------------     -----------     -----------      ------------    ------------
Total dividends and
 distributions to
 shareholders............       (18,008,585)    (40,005,060)     (2,141,493)     (4,265,169)       (6,290,964)    (15,581,504)
                               ------------    ------------     -----------     -----------      ------------    ------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7)...       (47,298,555)   (275,662,086)      2,219,684      (7,785,923)      (11,306,555)    (14,272,578)
                               ------------    ------------     -----------     -----------      ------------    ------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS...........       (26,455,447)   (294,497,260)      5,515,798      (9,712,266)       (6,692,262)    (40,080,495)
NET ASSETS:
Beginning of period......       668,178,362     962,675,622      71,890,268      81,602,534       146,591,418     186,671,913
                               ------------    ------------     -----------     -----------      ------------    ------------
End of period [including
 undistributed
 (distributions in excess
 of) net investment
 income for September 30,
 1995 and March 31, 1995
 of $2,571,789,
 $(1,295,646),
 $(111,431), $(99,141),
 $277,133 and $311,631,
 respectively]...........      $641,722,915    $668,178,362     $77,406,066     $71,890,268      $139,899,156    $146,591,418
                               ============    ============     ===========     ===========      ============    ============

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                   HIGH INCOME FUND              TAX EXEMPT INSURED FUND
                            -------------------------------  -------------------------------
                            FOR THE SIX MONTHS FOR THE YEAR  FOR THE SIX MONTHS FOR THE YEAR
                                  ENDED           ENDED            ENDED           ENDED
                            SEPTEMBER 30, 1995  MARCH 31,    SEPTEMBER 30, 1995  MARCH 31,
                               (UNAUDITED)         1995         (UNAUDITED)         1995
                            ------------------ ------------  ------------------ ------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
 Net investment income....     $  8,331,319    $ 16,493,914     $  3,933,420    $  9,127,948
 Net realized gain (loss)
  on investments and
  futures contracts.......       (4,818,006)    (22,330,854)         473,589      (9,524,226)
 Net realized loss on
  foreign currency, other
  assets and liabilities..               --        (105,175)              --              --
 Net change in unrealized
  appreciation/depreciation
  on investments..........        1,965,421       1,183,178        2,738,749      11,417,085
 Net change in unrealized
  appreciation/depreciation
  on foreign currency,
  other assets and
  liabilities.............               --           2,926               --              --
                               ------------    ------------     ------------    ------------
Net increase (decrease) in
 net assets resulting from
 operations...............        5,478,734      (4,756,011)       7,145,758      11,020,807
                               ------------    ------------     ------------    ------------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A)........       (2,103,310)     (3,535,939)      (3,445,039)     (7,962,945)
 From net investment
  income (Class B)........       (6,574,671)    (13,736,255)        (603,216)     (1,089,883)
                               ------------    ------------     ------------    ------------
Total dividends and
 distributions to
 shareholders.............       (8,677,981)    (17,272,194)      (4,048,255)     (9,052,828)
                               ------------    ------------     ------------    ------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 CAPITAL SHARE
 TRANSACTIONS (NOTE 7)....      (26,721,092)     50,209,365       (8,306,916)    (24,008,980)
                               ------------    ------------     ------------    ------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS............      (29,920,339)     28,181,160       (5,209,413)    (22,041,001)
NET ASSETS:
Beginning of period.......      193,618,768     165,437,608      163,939,834     185,980,835
                               ------------    ------------     ------------    ------------
End of period [including
 undistributed
 (distributions in excess
 of) net investment income
 for September 30, 1995
 and March 31, 1995 of
 $(199,674), $146,988,
 $(331,121) and
 $(216,286),
 respectively]............     $163,698,429    $193,618,768     $158,730,421    $163,939,834
                               ============    ============     ============    ============

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND

                                          NET
                                         GAIN
                                        (LOSS)
                                          ON                                              DISTRI-
                                        INVEST-                                           BUTIONS
                                         MENTS      TOTAL    DIVIDENDS DISTRI-           IN EXCESS           NET
                 NET ASSET               (BOTH       FROM    FROM NET  BUTIONS            OF NET            ASSET
                  VALUE,      NET      REALIZED    INVEST-    INVEST-   FROM    RETURN    INVEST-   TOTAL   VALUE,
     PERIOD      BEGINNING INVESTMENT     AND        MENT      MENT     OTHER     OF       MENT    DISTRI-  END OF   TOTAL
     ENDED       OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS  INCOME   SOURCES  CAPITAL   INCOME   BUTIONS  PERIOD RETURN(2)
---------------- --------- ---------- ----------- ---------- --------- -------  -------  --------- -------  ------ ---------
                                    CLASS A

10/01/93-
 3/31/94(3).....   $8.68     $0.28      $(0.34)     $(0.06)   $(0.14)  $   --   $(0.01)   $(0.08)  $(0.23)  $8.39    (0.68)%
3/31/95.........    8.39      0.61       (0.30)       0.31     (0.47)      --       --        --    (0.47)   8.23     3.89
9/30/95(5)......    8.23      0.32        0.21        0.53     (0.25)      --       --        --    (0.25)   8.51     6.56

                            RATIO OF       RATIO OF
                    NET     EXPENSES         NET
                   ASSETS      TO         INVESTMENT
                   END OF   AVERAGE       INCOME TO
     PERIOD        PERIOD     NET          AVERAGE       PORTFOLIO
     ENDED        (000'S)    ASSETS       NET ASSETS     TURNOVER
---------------- ---------- ------------- -------------- ---------
10/01/93-
 3/31/94(3)..... $   76,586   1.35%(4)(7)    6.83%(4)(7)     35%
3/31/95.........     73,399   1.46(7)        7.50(7)        105
9/30/95(5)......    124,735   1.44(4)(7)     7.29(4)(7)      88

                                          NET
                                         GAIN
                                        (LOSS)
                                          ON                                              DISTRI-
                                        INVEST-                                           BUTIONS
                                         MENTS      TOTAL    DIVIDENDS DISTRI-           IN EXCESS           NET
                 NET ASSET               (BOTH       FROM    FROM NET  BUTIONS            OF NET            ASSET
                  VALUE,      NET      REALIZED    INVEST-    INVEST-   FROM    RETURN    INVEST-   TOTAL   VALUE,
     PERIOD      BEGINNING INVESTMENT     AND        MENT      MENT     OTHER     OF       MENT    DISTRI-  END OF   TOTAL
     ENDED       OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS  INCOME   SOURCES  CAPITAL   INCOME   BUTIONS  PERIOD RETURN(2)
---------------- --------- ---------- ----------- ---------- --------- -------  -------  --------- -------  ------ ---------
                                    CLASS B

6/30/92(6)......   $8.90     $0.73      $(0.02)      $0.71    $(0.57)  $(0.16)  $   --    $   --   $(0.73)  $8.88     8.33%
6/30/93(6)......    8.88      0.64       (0.17)       0.47     (0.44)   (0.17)      --        --    (0.61)   8.74     5.49
7/01/93-
 3/31/94........    8.74      0.43       (0.40)       0.03     (0.24)      --    (0.01)    (0.13)   (0.38)   8.39     0.25
3/31/95.........    8.39      0.56       (0.30)       0.26     (0.41)      --       --        --    (0.41)   8.24     3.25
9/30/95(5)......    8.24      0.28        0.22        0.50     (0.23)      --       --        --    (0.23)   8.51     6.07

                            RATIO OF       RATIO OF
                    NET     EXPENSES         NET
                   ASSETS      TO         INVESTMENT
                   END OF   AVERAGE       INCOME TO
     PERIOD        PERIOD     NET          AVERAGE       PORTFOLIO
     ENDED        (000'S)    ASSETS       NET ASSETS     TURNOVER
---------------- ---------- ------------- -------------- ---------
6/30/92(6)...... $1,075,668   1.92%          8.21%           54%
6/30/93(6)......  1,259,845   1.82(7)        7.27(7)         73
7/01/93-
 3/31/94........    886,089   1.95(4)(7)     6.61(4)(7)      35
3/31/95.........    594,779   2.15(7)        6.80(7)        105
9/30/95(5)......    516,988   2.14(4)        6.61(4)         88

--------------------------------------------------------------------------------

FEDERAL SECURITIES FUND

                                         NET
                                        GAIN
                                       (LOSS)
                                         ON                                         DISTRI-
                                       INVEST-                                      BUTIONS
                                        MENTS      TOTAL    DIVIDENDS DISTRI-      IN EXCESS           NET               NET
                 NET ASSET   NET        (BOTH       FROM    FROM NET  BUTIONS       OF NET            ASSET             ASSETS
                  VALUE,   INVEST-    REALIZED    INVEST-    INVEST-   FROM         INVEST-   TOTAL   VALUE,            END OF
     PERIOD      BEGINNING  MENT         AND        MENT      MENT    CAPITAL        MENT    DISTRI-  END OF   TOTAL    PERIOD
     ENDED       OF PERIOD INCOME    UNREALIZED) OPERATIONS  INCOME    GAINS        INCOME   BUTIONS  PERIOD RETURN(2) (000'S)
---------------- --------- -------   ----------- ---------- --------- -------      --------- -------  ------ --------- --------

                                    CLASS A

10/11/93-
 3/31/94(3)       $10.58    $0.22(1)   $(0.34)     $(0.12)   $(0.23)  $(0.01)       $   --   $(0.24)  $10.22   (1.14)% $    592
3/31/95.........   10.22     0.60(1)    (0.20)       0.40     (0.64)      --            --    (0.64)    9.98    4.18      6,259
9/30/95(5)......    9.98     0.34(1)     0.45        0.79     (0.32)      --            --    (0.32)   10.45    8.00     45,538

                 RATIO OF       RATIO OF
                 EXPENSES         NET
                    TO         INVESTMENT
                 AVERAGE       INCOME TO
     PERIOD        NET          AVERAGE       PORTFOLIO
     ENDED        ASSETS       NET ASSETS     TURNOVER
---------------- ------------- -------------- ---------
10/11/93-
 3/31/94(3)        1.39%(4)(7)    4.68%(4)(7)     68%
3/31/95.........   1.40(7)        6.90(7)        267
9/30/95(5)......   1.40(4)        6.10(4)        203

                                         NET
                                        GAIN
                                       (LOSS)
                                         ON                                         DISTRI-
                                       INVEST-                                      BUTIONS
                                        MENTS      TOTAL    DIVIDENDS DISTRI-      IN EXCESS           NET               NET
                 NET ASSET   NET        (BOTH       FROM    FROM NET  BUTIONS       OF NET            ASSET             ASSETS
                  VALUE,   INVEST-    REALIZED    INVEST-    INVEST-   FROM         INVEST-   TOTAL   VALUE,            END OF
     PERIOD      BEGINNING  MENT         AND        MENT      MENT    CAPITAL        MENT    DISTRI-  END OF   TOTAL    PERIOD
     ENDED       OF PERIOD INCOME    UNREALIZED) OPERATIONS  INCOME    GAINS        INCOME   BUTIONS  PERIOD RETURN(2) (000'S)
---------------- --------- -------   ----------- ---------- --------- -------      --------- -------  ------ --------- --------
                                    CLASS B

3/31/92.........  $10.35    $0.77      $ 0.29      $ 1.06    $(0.77)  $   --        $   --   $(0.77)  $10.64   10.57%  $120,454
3/31/93.........   10.64     0.70        0.14        0.84     (0.64)      --            --    (0.64)   10.84    8.06    121,267
3/31/94.........   10.84     0.62(1)    (0.71)      (0.09)    (0.49)   (0.03)        (0.01)   (0.53)   10.22   (0.89)    81,011
3/31/95.........   10.22     0.63(1)    (0.26)       0.37     (0.58)      --            --    (0.58)   10.01    3.81     65,631
9/30/95(5)......   10.01     0.28(1)     0.47        0.75     (0.29)      --            --    (0.29)   10.47    7.56     31,868

                 RATIO OF       RATIO OF
                 EXPENSES         NET
                    TO         INVESTMENT
                 AVERAGE       INCOME TO
     PERIOD        NET          AVERAGE       PORTFOLIO
     ENDED        ASSETS       NET ASSETS     TURNOVER
---------------- ------------- -------------- ---------
3/31/92.........   1.90%          7.32%           57%
3/31/93.........   1.85           6.36            97
3/31/94.........   1.98           5.79            68
3/31/95.........   2.03           6.33           267
9/30/95(5)......   2.01(4)        5.72(4)        203

------------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Unaudited
(6) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Fund changed its fiscal year end to March 31
(7) Net of the following expense reimbursements (based on average net assets):

                         6/30/93 3/31/94 3/31/95 9/30/95
                         ------- ------- ------- -------
   U.S. Government
    Securities Fund
    Class A                 --     .10%    .07%   .04%
   U.S. Government
    Securities Fund
    Class B               .02%     .06%    .03%     --
   Federal Securities
    Fund Class A            --    6.74%   1.26%     --

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 FINANCIAL HIGHLIGHTS

DIVERSIFIED INCOME FUND

                                         NET GAIN
                                         (LOSS) ON                                                  RATIO OF       RATIO OF
                                        INVESTMENTS                        NET               NET    EXPENSES         NET
                  NET ASSET                (BOTH               DIVIDENDS  ASSET             ASSETS     TO         INVESTMENT
                   VALUE,      NET       REALIZED   TOTAL FROM  FROM NET  VALUE,            END OF  AVERAGE       INCOME TO
                  BEGINNING INVESTMENT      AND     INVESTMENT INVESTMENT END OF   TOTAL    PERIOD    NET          AVERAGE
  PERIOD ENDED    OF PERIOD   INCOME    UNREALIZED) OPERATIONS   INCOME   PERIOD RETURN(1) (000'S)   ASSETS       NET ASSETS
----------------  --------- ----------  ----------- ---------- ---------- ------ --------- -------- --------      ----------

                                    CLASS A
10/05/93 -
 10/31/93(2)(6).    $5.05     $0.02(3)     $0.01      $0.03      $(0.01)  $5.07     0.65 % $    762  1.40%(4)       8.92%(4)
11/01/93 -
 3/31/94........     5.07      0.13(3)     (0.23)     (0.10)      (0.18)   4.79    (2.10)    12,600  1.42 (4)(9)    8.25 (4)(9)
3/31/95.........     4.79      0.43(3)     (0.66)     (0.23)      (0.42)   4.14    (5.10)    14,213  1.59           9.58
9/30/95(5)......     4.14      0.20(3)      0.13       0.33       (0.19)   4.28     8.09     15,792  1.52 (4)       9.07 (4)

                  PORTFOLIO
  PERIOD ENDED    TURNOVER
----------------- ---------
10/05/93 -
 10/31/93(2)(6).     249%
11/01/93 -
 3/31/94........      48
3/31/95.........     160
9/30/95(5)......      70

                                         NET GAIN
                                         (LOSS) ON                                                  RATIO OF       RATIO OF
                                        INVESTMENTS                        NET               NET    EXPENSES         NET
                  NET ASSET                (BOTH               DIVIDENDS  ASSET             ASSETS     TO         INVESTMENT
                   VALUE,      NET       REALIZED   TOTAL FROM  FROM NET  VALUE,            END OF  AVERAGE       INCOME TO
                  BEGINNING INVESTMENT      AND     INVESTMENT INVESTMENT END OF   TOTAL    PERIOD    NET          AVERAGE
  PERIOD ENDED    OF PERIOD   INCOME    UNREALIZED) OPERATIONS   INCOME   PERIOD RETURN(1) (000'S)   ASSETS       NET ASSETS
----------------  --------- ----------  ----------- ---------- ---------- ------ --------- -------- --------      ----------
                                    CLASS B
10/31/92(6)(7)..    $5.21     $0.42       $(0.41)     $0.01      $(0.40)  $4.82     0.16 % $ 35,409  0.74%(9)       7.81%(9)
10/31/93(6)(7)..     4.82      0.38(3)      0.24       0.62       (0.37)   5.07    13.35    102,519  1.78 (9)       7.53 (9)
11/01/93 -
 3/31/94........     5.07      0.15(3)     (0.27)     (0.12)      (0.16)   4.79    (2.52)   174,072  2.11 (4)       7.48 (4)
3/31/95.........     4.79      0.40(3)     (0.65)     (0.25)      (0.39)   4.15    (5.46)   132,378  2.12           8.98
9/30/95(5)......     4.15      0.18(3)      0.14       0.32       (0.18)   4.29     7.76    124,107  2.11 (4)       8.48 (4)

                  PORTFOLIO
  PERIOD ENDED    TURNOVER
----------------- ---------
10/31/92(6)(7)..     191%
10/31/93(6)(7)..     249
11/01/93 -
 3/31/94........      48
3/31/95.........     160
9/30/95(5)......      70

--------------------------------------------------------------------------------

HIGH INCOME FUND

                                        NET GAIN
                                        (LOSS) ON                                                  RATIO OF       RATIO OF
                                       INVESTMENTS                        NET               NET    EXPENSES         NET
                 NET ASSET                (BOTH               DIVIDENDS  ASSET             ASSETS     TO         INVESTMENT
                  VALUE,      NET       REALIZED   TOTAL FROM  FROM NET  VALUE,            END OF  AVERAGE       INCOME TO
                 BEGINNING INVESTMENT      AND     INVESTMENT INVESTMENT END OF   TOTAL    PERIOD    NET          AVERAGE
  PERIOD ENDED   OF PERIOD   INCOME    UNREALIZED) OPERATIONS   INCOME   PERIOD RETURN(1) (000'S)   ASSETS       NET ASSETS
---------------- --------- ----------  ----------- ---------- ---------- ------ --------- -------- --------      ----------

                                    CLASS A
3/31/92(8)......   $6.84     $0.95        $1.28       $2.23     $(1.00)  $8.07    35.27%  $ 22,607  1.57%          13.19%
3/31/93(8)......    8.07      0.95         0.18        1.13      (1.08)   8.12    15.05     30,715  1.77           11.08
3/31/94(8)......    8.12      0.87(3)     (0.14)       0.73      (0.82)   8.03     9.14     33,724  1.72           10.34
3/31/95.........    8.03      0.78(3)     (1.03)      (0.25)     (0.83)   6.95    (2.91)    40,585  1.61           10.82
9/30/95(5)......    6.95      0.34(3)     (0.09)       0.25      (0.35)   6.85     3.60     40,476  1.52 (4)        9.62 (4)

                 PORTFOLIO
  PERIOD ENDED   TURNOVER
---------------- ---------
3/31/92(8)......    208%
3/31/93(8)......    232
3/31/94(8)......    290
3/31/95.........    196
9/30/95(5)......    114

                                        NET GAIN
                                        (LOSS) ON                                                  RATIO OF       RATIO OF
                                       INVESTMENTS                        NET               NET    EXPENSES         NET
                 NET ASSET                (BOTH               DIVIDENDS  ASSET             ASSETS     TO         INVESTMENT
                  VALUE,      NET       REALIZED   TOTAL FROM  FROM NET  VALUE,            END OF  AVERAGE       INCOME TO
                 BEGINNING INVESTMENT      AND     INVESTMENT INVESTMENT END OF   TOTAL    PERIOD    NET          AVERAGE
  PERIOD ENDED   OF PERIOD   INCOME    UNREALIZED) OPERATIONS   INCOME   PERIOD RETURN(1) (000'S)   ASSETS       NET ASSETS
---------------- --------- ----------  ----------- ---------- ---------- ------ --------- -------- --------      ----------
                                    CLASS B

10/01/93 -
 3/31/94(2).....   $8.18     $0.38(3)    $(0.17)     $ 0.21     $(0.35)  $8.04     2.46%  $131,713  2.15%(4)(9)     9.07%(4)(9)
3/31/95.........    8.04      0.73(3)     (1.02)      (0.29)     (0.79)   6.96    (3.42)   153,034  2.16 (9)       10.26 (9)
9/30/95(5)......    6.96      0.32(3)     (0.09)       0.23      (0.33)   6.86     3.32    123,223  2.08 (4)(9)     9.08 (4)(9)

                 PORTFOLIO
  PERIOD ENDED   TURNOVER
---------------- ---------
10/01/93 -
 3/31/94(2).....    290%
3/31/95.........    196
9/30/95(5)......    114

------------
(1)Total return is not annualized and does not reflect sales load
(2)Commencement of sale of respective class of shares
(3)Calculated based upon average shares outstanding
(4)Annualized
(5)Unaudited
(6)Pursuant to a reorganization of the SunAmerica Mutual Funds, the Fund changed its fiscal year end to March 31
(7)Restated to reflect 1.889180183-for-1 stock split effective December 16,
  1992
(8)Restated to reflect 1.174107276-for-1 stock split effective October 1, 1993
(9)Net of the following expense reimbursements (based on average net assets):

                                    10/31/92 10/31/93 3/31/94 3/31/95 9/30/95
                                    -------- -------- ------- ------- -------
   Diversified Income Fund Class A     --      --       .62%    --      --
   Diversified Income Fund Class B    1.25%    .38%     --      --      --
   High Income Fund Class A            --      --       .08%    .08%    .08%

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 FINANCIAL HIGHLIGHTS

TAX EXEMPT INSURED FUND

                                         NET GAIN
                                         (LOSS) ON                                                    RATIO OF
                                        INVESTMENTS                          NET               NET    EXPENSES
                  NET ASSET                (BOTH               DIVIDENDS    ASSET             ASSETS     TO
                   VALUE,      NET       REALIZED   TOTAL FROM  FROM NET    VALUE,            END OF  AVERAGE
                  BEGINNING INVESTMENT      AND     INVESTMENT INVESTMENT   END OF   TOTAL    PERIOD    NET
  PERIOD ENDED    OF PERIOD   INCOME    UNREALIZED) OPERATIONS   INCOME     PERIOD RETURN(1) (000'S)   ASSETS
----------------  --------- ----------  ----------- ---------- ----------   ------ --------- -------- --------

                                    CLASS A

10/31/92(2).....   $12.41     $0.79       $(0.07)     $ 0.72     $(0.80)(3) $12.33    5.93%  $110,364   1.25%
10/31/93(2).....    12.33      0.70(4)      0.50        1.20      (0.74)     12.79    9.95    191,350   1.10  (8)
11/01/93-
 3/31/94........    12.79      0.26(4)     (0.84)      (0.58)     (0.26)     11.95   (4.61)   165,216   1.28  (5)(8)
3/31/95.........    11.95      0.63(4)      0.17        0.80      (0.62)     12.13    6.97    137,955   1.20  (8)
9/30/95(6)......    12.13      0.30(4)      0.25        0.55      (0.31)     12.37    4.59    130,418   1.24  (5)

                   RATIO OF
                     NET
                  INVESTMENT
                  INCOME TO
                   AVERAGE        PORTFOLIO
  PERIOD ENDED    NET ASSETS      TURNOVER
----------------- --------------- ---------

10/31/92(2).....     6.26%            21%
10/31/93(2).....     5.56  (8)        26
11/01/93-
 3/31/94........     4.99  (5)(8)     52
3/31/95.........     5.32  (8)       162
9/30/95(6)......     4.97  (5)        21


                                         NET GAIN
                                         (LOSS) ON                                                    RATIO OF
                                        INVESTMENTS                          NET               NET    EXPENSES
                  NET ASSET                (BOTH               DIVIDENDS    ASSET             ASSETS     TO
                   VALUE,      NET       REALIZED   TOTAL FROM  FROM NET    VALUE,            END OF  AVERAGE
                  BEGINNING INVESTMENT      AND     INVESTMENT INVESTMENT   END OF   TOTAL    PERIOD    NET
  PERIOD ENDED    OF PERIOD   INCOME    UNREALIZED) OPERATIONS   INCOME     PERIOD RETURN(1) (000'S)   ASSETS
----------------  --------- ----------  ----------- ---------- ----------   ------ --------- -------- --------

                                    CLASS B

10/04/93-
 10/31/93(2)(7).   $12.84     $0.02(4)    $(0.05)     $(0.03)    $(0.02)    $12.79   (0.24)% $  4,922   1.96%(5)
11/01/93-
 3/31/94........    12.79      0.22(4)     (0.83)      (0.61)     (0.23)     11.95   (4.84)    20,765   2.12  (5)
3/31/95.........    11.95      0.54(4)      0.19        0.73      (0.54)     12.14    6.29     25,985   1.92
9/30/95(6)......    12.14      0.26(4)      0.24        0.50      (0.27)     12.37    4.17     28,312   1.91  (5)

                   RATIO OF
                     NET
                  INVESTMENT
                  INCOME TO
                   AVERAGE        PORTFOLIO
  PERIOD ENDED    NET ASSETS      TURNOVER
----------------- --------------- ---------

10/04/93-
 10/31/93(2)(7).     4.09%(5)         26%
11/01/93-
 3/31/94........     4.17  (5)        52
3/31/95.........     4.60            162
9/30/95(6)......     4.30  (5)        21

------------
(1)Total return is not annualized and does not reflect sales load
(2)Pursuant to a reorganization of the SunAmerica Mutual Funds, the Fund changed its fiscal year end to March 31
(3)Prior year amounts reclassified to net investment income
(4)Calculated based upon average shares outstanding
(5)Annualized
(6)Unaudited
(7)Commencement of sale of respective class of shares
(8)Net of the following expense reimbursements (based on average net assets):

                     10/31/93 3/31/94 3/31/95
                     -------- ------- -------
   Tax Exempt
    Insured Fund
    Class A            .10%    .11%    .04%


See Notes to Financial Statements

 SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited)

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)
---------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.--27.0%
 6.50% due 3/15/24..................................     $ 9,624     $  8,989,576
 7.50% due 2/01/22 - 6/01/25........................      24,909       25,464,948
 7.81% due 5/15/06(2)...............................       5,000        4,550,063
 8.50% due 6/01/01 - 1/01/02........................          63           65,234
 9.00% due 1/01/02 - 10/01/16.......................         681          707,671
 9.25% due 9/01/08 - 3/01/17........................         653          679,670
 9.50% due 9/01/16 - 9/01/21........................       8,431        8,886,658
 10.00% due 10/01/02 - 1/01/17......................      27,812       30,186,763
 10.00% due 5/01/05(1)..............................         202          204,947
 10.50% due 6/01/00 - 1/01/21.......................       1,112        1,209,058
 10.75% due 9/01/00 - 1/01/15.......................         287          311,240
 11.00% due 9/01/00 - 6/01/17.......................       2,889        3,169,003
 11.25% due 11/01/13................................          89           97,365
 11.50% due 11/01/01 - 7/01/19......................       1,387        1,530,157
 11.75% due 8/01/11 - 10/01/14......................         195          214,737
 12.00% due 7/01/99 - 7/01/20.......................      17,805       19,741,658
 12.13% due 9/01/11.................................         962        1,068,048
 12.25% due 10/01/99 - 7/01/15......................       1,319        1,460,006
 12.50% due 8/01/99 - 7/01/19.......................      29,271       32,630,141
 12.72% due 2/15/21(1)(2)...........................         221          200,413
 12.75% due 2/01/00 - 6/01/15.......................       1,438        1,600,265
 13.00% due 5/01/00 - 12/01/15......................      15,434       17,230,899
 13.25% due 11/01/10 - 5/01/15......................       1,563        1,741,716
 13.50% due 11/01/01 - 2/15/19......................       8,709        9,770,125
 13.75% due 7/01/11 - 8/01/14.......................          99          110,648
 14.00% due 10/01/09 - 4/01/16......................         857          961,123
 14.50% due 1/01/10 - 5/01/13.......................         157          175,633
                                                                     ------------
TOTAL FEDERAL HOME LOAN
 MORTGAGE CORP.
 (cost $170,130,557)................................                  172,957,765
                                                                     ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--15.8%
 6.00% due 9/01/00(1)...............................       9,759        9,588,795
 6.00% due 11/01/03 - 12/01/99......................       7,193        7,045,453
 6.50% due 8/01/99 - 1/01/01........................       8,018        7,975,789
 8.00% due 12/01/22 - 1/01/23.......................      17,907       18,315,579
 8.50% due 9/25/20(1)...............................         600          600,563
 9.00% due 12/01/97 - 5/01/07.......................       3,649        3,811,386
 9.25% due 12/01/10 - 1/01/17.......................         478          501,004
 10.25% due 6/01/14 - 7/01/16.......................         120          130,716
 10.50% due 3/01/15.................................         404          444,208
 11.00% due 3/01/09 - 8/01/20.......................       1,931        2,146,033
 11.50% due 5/01/00 - 3/01/14.......................         892          949,584
 11.75% due 3/01/15 - 11/01/15......................          61           68,539
 12.00% due 9/01/07 - 4/01/19.......................      15,897       17,774,956
 12.25% due 9/01/99 - 10/01/15......................       2,282        2,545,965
 12.50% due 12/01/97 - 9/01/15......................       9,414       10,490,333
 12.75% due 9/01/12 - 9/01/15.......................         861          960,699
 13.00% due 10/01/09 - 9/01/16......................      12,029       13,463,356
 13.25% due 10/01/12 - 2/01/15......................         327          365,358
 13.50% due 10/01/10 - 2/01/17......................       2,227        2,500,308

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
FEDERAL NATIONAL MORTGAGE ASSOCIATION--(CONTINUED)
 13.75% due 11/01/11 - 10/01/14....................     $   196     $    220,443
 14.00% due 10/01/14...............................         523          592,419
 14.50% due 7/01/11................................         295          333,567
 14.75% due 7/01/12................................         137          161,865
 15.00% due 10/01/12 - 2/01/13.....................         170          193,075
 15.50% due 10/01/12...............................          93          106,315
                                                                    ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (cost $101,085,329)...............................                  101,286,308
                                                                    ------------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION--27.3%
 6.00% due TBA(1)(3)...............................      12,500       12,523,438
 6.50% due 12/15/98 - 10/15/04.....................       6,816        6,685,897
 7.00% due 11/15/22 - 10/15/23.....................      22,361       22,109,933
 7.50% due 1/15/17 - 10/15/23......................      29,279       29,576,195
 8.50% due 6/15/01 - 11/15/20......................      16,880       17,607,096
 9.00% due 5/15/01 - 12/15/20......................      11,820       12,435,819
 9.50% due 2/15/98 - 7/15/20.......................       4,181        4,413,686
 10.00% due 3/15/98 - 5/15/19......................       2,995        3,171,737
 10.25% due 7/15/15................................          51           56,520
 10.50% due 11/15/97 - 6/15/21.....................      11,607       12,677,275
 11.00% due 2/15/98 - 4/15/21......................       8,085        8,951,493
 11.50% due 3/15/98 - 1/15/21......................      10,453       11,804,073
 11.75% due 7/15/13 - 11/15/15.....................       1,270        1,408,525
 12.00% due 9/15/98 - 10/15/19.....................       4,922        5,517,398
 12.25% due 8/15/13 - 7/15/15......................       1,325        1,479,334
 12.50% due 4/15/10 - 3/15/16......................       9,984       11,327,496
 12.75% due 10/15/13...............................           6            6,271
 13.00% due 11/15/10 - 6/15/15.....................       5,228        5,881,612
 13.25% due 7/15/14 - 11/15/14.....................         133          146,578
 13.50% due 5/15/10 - 5/15/15......................       3,632        4,094,099
 14.00% due 5/15/11 - 12/15/14.....................       1,872        2,107,839
 15.00% due 6/15/11 - 2/15/13......................       1,025        1,169,390
 16.00% due 12/15/11 - 7/15/12.....................         323          370,131
                                                                    ------------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (cost $178,499,855)...............................                  175,521,835
                                                                    ------------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION II--1.9%
 10.00% due 9/20/16 - 4/20/19......................          28           30,427
 11.00% due 7/20/00................................          42           43,533
 11.50% due 8/20/13 - 7/20/20......................       1,660        1,840,554
 11.75% due 11/20/14 - 2/20/16.....................         711          781,973
 12.00% due 10/20/13 - 5/20/15.....................         919        1,011,627
 12.25% due 2/20/14 - 10/20/15.....................         141          156,381
 12.50% due 9/20/13 - 1/20/15......................       4,913        5,459,786

 SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION II--(CONTINUED)
 12.75% due 11/20/13--7/20/15......................     $   215     $    237,073
 13.00% due 9/20/13--10/20/14......................       2,248        2,485,345
 13.25% due 8/20/14--5/20/15.......................          89           97,826
 13.50% due 10/20/14...............................          79           86,721
                                                                    ------------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
 (cost $12,375,823)................................                   12,231,246
                                                                    ------------
U.S. FEDERAL AGENCY--4.4%
 United States Department Veteran Affairs
 6.00% due 5/15/07.................................      16,504       16,167,649
 6.50% due 10/15/05................................      11,724       11,705,929
 7.75% due 9/15/04.................................         142          141,840
                                                                    ------------
TOTAL U.S. FEDERAL AGENCY
 (COST $28,946,971)................................                   28,015,418
                                                                    ------------
U.S. TREASURY NOTES--10.7%
 5.75% due 9/30/97.................................       5,000        4,992,950
 6.50% due 5/15/05.................................      30,000       30,689,100
 7.25% due 8/15/04.................................      10,000       10,692,200
 7.88% due 11/15/04................................      20,000       22,240,600
                                                                    ------------
TOTAL U.S. TREASURY NOTES
 (COST $64,756,175)................................                   68,614,850
                                                                    ------------
U.S. TREASURY BONDS--11.4%
 6.88% due 8/15/25.................................      25,000       26,269,500
 7.63% due 2/15/25.................................      41,700       47,218,578
                                                                    ------------
TOTAL U.S. TREASURY BONDS
 (cost $72,820,781)................................                   73,488,078
                                                                    ------------
TOTAL INVESTMENT SECURITIES--98.5%
 (cost $628,615,491)...............................                  632,115,500
                                                                    ------------

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
               SECURITY DESCRIPTION                (IN THOUSANDS)   (NOTE 2)
SHORT-TERM SECURITIES--0.1%
 United States Treasury Bills 5.38% due 12/07/95
  (cost $494,993)................................      $  494     $     494,930
                                                                  -------------
REPURCHASE AGREEMENTS--19.3%
 Joint Repurchase Agreement Account (Note 3).....      35,000        35,000,000
 Joint Repurchase Agreement Account (Note 3).....      89,092        89,092,000
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
 (cost $124,092,000).............................                   124,092,000
                                                                  -------------
TOTAL INVESTMENTS--
 (cost $753,202,484*)............................       117.9%      756,702,430
Liabilities in excess of other assets............       (17.9)     (114,979,515)
                                                       ------     -------------
NET ASSETS--                                            100.0%    $ 641,722,915
                                                       ======     =============

-------
*  See Note 6
TBA--Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1) Fair valued security, see Note 2
(2) Inverse floater
(3) Adjustable rate mortgage security, rate as of September 30, 1995

See Notes to Financial Statements

 SUNAMERICA FEDERAL SECURITIES FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited)

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)  (NOTE 2)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.--11.1%
 7.50% due 2/01/23 - 6/01/25........................     $ 4,690     $ 4,721,878
 10.00% due 1/01/17.................................       3,517       3,809,565
 12.50% due 9/30/13.................................          28          29,585
 13.50% due 2/01/14.................................           8           8,489
                                                                     -----------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP.
 (cost $8,579,971)..................................                   8,569,517
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.5%
 6.00% due 9/01/00(1) ..............................       1,952       1,917,759
 15.50% due 10/01/12................................          12          13,517
                                                                     -----------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (cost $1,920,956)..................................                   1,931,276
                                                                     -----------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION--50.9%
 6.00% due TBA(1)(2) ...............................       2,500       2,504,688
 7.00% due 3/15/23 - 12/15/99.......................      13,734      13,579,771
 8.50% due 3/15/17 - 9/15/24........................      14,288      14,894,481
 9.00% due 6/15/16 - 5/15/17........................       5,257       5,585,427
 11.00% due 11/15/15................................         591         662,008
 11.25% due 7/15/15 - 8/15/15.......................         125         137,157
 12.00% due 5/15/15.................................         117         132,058
 12.25% due 9/15/13 - 7/15/15.......................         942       1,051,594
 12.50% due 11/15/10 - 6/15/15......................         219         248,280
 13.00% due 12/15/10 - 4/15/15......................         410         462,898
 13.25% due 10/15/13................................          21          22,766
 13.50% due 5/15/11 - 10/15/14......................          99         111,451
                                                                     -----------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (cost $39,242,204).................................                  39,392,579
                                                                     -----------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION II--2.4%
 10.00% due 10/20/13 - 3/20/17......................         645         692,934
 11.00% due 12/20/13................................          96         105,352
 12.00% due 3/20/15 - 1/20/16.......................         437         481,277
 12.25% due 12/20/14 - 10/20/15.....................         470         520,776
 13.00% due 6/20/14.................................          18          20,011
 13.75% due 9/20/14.................................          15          16,531
                                                                     -----------
TOTAL GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION II
 (cost $1,759,649)..................................                   1,836,881
                                                                     -----------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)  (NOTE 2)
U.S. TREASURY BONDS--20.3%
 6.88% due 8/15/25
  (cost $15,520,312)...............................   $    15,000   $15,761,700
                                                                    -----------
U.S. TREASURY NOTES--6.6%
 5.75% due 9/30/97
  (cost $5,139,494)................................         5,150     5,142,738
                                                                    -----------
TOTAL INVESTMENT SECURITIES--93.8%
 (cost $72,162,586)................................                  72,634,691
                                                                    -----------
SHORT-TERM SECURITIES--0.3%
 United States Treasury Bills
 5.81% due 10/05/95
 (cost $199,871)...................................           200       199,871
                                                                    -----------
REPURCHASE AGREEMENTS--36.0%
 Joint Repurchase Agreement Account (Note 3)(3) ...        12,200    12,200,000
 Joint Repurchase Agreement Account (Note 3).......        15,688    15,688,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
 (cost $27,888,000)................................                  27,888,000
                                                                    -----------
TOTAL INVESTMENTS--
 (cost $100,250,457*)..............................         130.1%  100,722,562
Liabilities in excess of other assets..............         (30.1)  (23,316,496)
                                                      -----------   -----------
NET ASSETS--                                                100.0%  $77,406,066
                                                      ===========   ===========

-------
*  See Note 6
TBA--Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement.
(1) Fair valued security, see Note 2
(2) Adjustable rate mortgage security, rate as of September 30, 1995
(3) The security or a portion thereof represents collateral for the following open futures contracts:

                                        VALUE AS OF
   NUMBER OF      DESCRIPTION AND      SEPTEMBER 30, UNREALIZED
   CONTRACTS      EXPIRATION DATE          1995         LOSS
   --------- ------------------------- ------------- ----------
             U.S. Treasury Long Bond-
      30     Dec. 95                    $3,430,313    $(3,136)

See Notes to Financial Statements

 SUNAMERICA DIVERSIFIED INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--51.7%
AIRLINE--0.6%
 USAir, Inc.
 Sr. Notes
 10.00% due 7/01/03................................     $  1,000    $    825,000
                                                                    ------------
BROADCASTING--3.1%
 NWCG Holding Corp.
 Sr. Disc. Notes, Series B
 zero coupon due 6/15/99...........................        5,000       3,325,000
 Sinclair Broadcast Group, Inc.
 Sr. Subordinated Notes
 10.00% due 9/30/05................................        1,000       1,021,875
                                                                    ------------
                                                                       4,346,875
                                                                    ------------
BUSINESS SERVICES--2.4%
 Katz Corp.
 Sr. Subordinated Notes
 12.75% due 11/15/02...............................        3,000       3,277,500
                                                                    ------------
CABLE--1.8%
 International CableTel, Inc.
 Sr. Deferred Coupon
 zero coupon due 4/15/05(3)........................        1,000         595,000
 United International Holdings, Inc.
 Sr. Disc. Notes
 zero coupon due 11/15/99(6).......................        3,000       1,845,000
                                                                    ------------
                                                                       2,440,000
                                                                    ------------
CHEMICALS--3.4%
 Arcadian Partners L.P.
 Sr. Notes, Series B
 10.75% due 5/01/05................................        1,000       1,050,000
 LaRoche Industries, Inc.
 Sr. Subordinated Notes
 13.00% due 8/15/04................................        2,000       2,095,000
 OSI Specialties Holdings Co.
 Sr. Secured Disc. Debentures, Series B
 zero coupon due 4/15/04(3)........................        2,000       1,640,000
                                                                    ------------
                                                                       4,785,000
                                                                    ------------
COMPUTERS--1.6%
 Unisys Corp.
 Credit Sensitive Notes
 13.50% due 7/01/97................................        2,000       2,165,000
                                                                    ------------
CONTAINERS--0.7%
 Portola Packaging, Inc.
 Sr. Notes
 10.75% due 10/01/05...............................        1,000       1,007,500
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
FINANCE--2.8%
 CSFB Ltd.
 Sr. Secured Notes, Series A
 7.00% due 11/15/05(2)(8)..........................     $  4,000    $  3,950,000
                                                                    ------------
FINANCIAL GOODS & SERVICES--1.5%
 Olympic Financial Ltd.
 Sr. Notes
 13.00% due 5/01/00................................        2,000       2,135,000
                                                                    ------------
FOOD & BEVERAGES--0.7%
 Specialty Foods Corp.
 Sr. Notes, Series A
 11.13% due 10/01/02(2)............................        1,000         980,000
                                                                    ------------
FOREST PRODUCTS--2.2%
 Crown Paper Co.
 Sr. Subordinated Notes
 11.00% due 9/01/05................................        1,000         985,000
 Stone Container Corp.
 Sr. Notes
 11.50% due 10/01/04...............................        2,000       2,100,000
                                                                    ------------
                                                                       3,085,000
                                                                    ------------
GAMING--1.3%
 Harrah's Jazz Co.
 First Mortgage Notes
 14.25% due 11/15/01...............................        2,000       1,870,000
                                                                    ------------
GROCERY--7.1%
 Bruno's, Inc.
 Sr. Subordinated Notes
 10.50% due 8/01/05................................        1,500       1,455,000
 Farm Fresh, Inc.
 Sr. Notes
 12.25% due 10/01/00...............................        2,750       2,378,750
 Kash 'N Karry Food Stores, Inc.
 Sr. Notes/PIK
 11.50% due 2/01/03(1).............................        4,271       4,206,867
 Ralph's Supermarkets, Inc.
 Sr. Subordinated Notes
 11.00% due 6/15/05................................        2,000       1,870,000
                                                                    ------------
                                                                       9,910,617
                                                                    ------------
HEALTH SERVICES--5.4%
 Amerisource Distribution Corp.
 Sr. Debentures/PIK
 11.25% due 7/15/05(1).............................        1,028       1,105,234
 Dade International, Inc.
 Sr. Subordinated Notes, Series B
 13.00% due 2/01/05................................        1,500       1,597,500

 SUNAMERICA DIVERSIFIED INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
HEALTH SERVICES (CONTINUED)
 Multicare, Inc.
 Sr. Subordinated Notes
 12.50% due 7/01/02................................     $  1,381    $  1,572,614
 OrNda HealthCorp
 Sr. Subordinated Notes
 12.25% due 5/15/02................................        1,000       1,105,000
 Tenet Healthcare Corp.
 Sr. Subordinated Notes
 10.13% due 3/01/05................................        2,000       2,115,000
                                                                    ------------
                                                                       7,495,348
                                                                    ------------
INDUSTRIAL--0.9%
 Georgia Marble Co.
 Subordinated Notes
 17.00% due 1/01/96(5).............................        2,000       1,270,000
                                                                    ------------
METALS--1.9%
 Renco Metals, Inc.
 Sr. Notes
 12.00% due 7/15/00................................        2,500       2,700,000
                                                                    ------------
OIL & GAS--0.3%
 DeepTech International, Inc.
 Sr. Secured Notes
 12.00% due 12/15/00...............................          500         428,750
                                                                    ------------
RETAIL--6.5%
 County Seat Stores, Inc.
 Sr. Subordinated Notes
 12.00% due 10/01/02...............................        2,000       1,960,000
 Hills Stores Co.
 Sr. Notes
 10.25% due 9/30/03................................        2,000       1,860,000
 Rickel Home Centers, Inc.
 Sr. Notes
 13.50% due 12/15/01(6)............................        2,000       1,025,000
 Thrifty PayLess Holdings, Inc
 Sr. Subordinated Notes
 12.25% due 4/15/04(6).............................        2,000       2,225,000
 Thrifty PayLess Holdings, Inc.
 Sr. Subordinated Notes
 12.25% due 4/15/04................................        2,000       2,080,000
                                                                    ------------
                                                                       9,150,000
                                                                    ------------
TELECOMMUNICATIONS--7.5%
 Cellular Communications International, Inc.
 Sr. Disc. Notes
 zero coupon due 8/15/00(3)(6).....................        2,000       1,095,000
 Comcast Cellular Corp.
 Notes
 zero coupon due 3/05/00...........................        3,000       2,295,000

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
TELECOMMUNICATIONS (CONTINUED)
 Echostar Communications Corp.
 Sr. Disc. Notes
 zero coupon due 6/01/04(3)(6).....................      $  2,000   $  1,050,000
 In-Flight Phone Corp.
 Sr. Disc. Notes
 zero coupon due 5/15/02(2)(3)(6)..................         2,000        770,000
 Mobile Telecommunication Technologies Corp.
 Sr. Subordinated Disc. Notes
 13.50% due 2/15/02(6).............................         1,000      1,120,000
 Paging Network, Inc.
 Sr. Subordinated Notes
 10.13% due 8/01/07................................         1,000      1,042,500
 PanAmSat, L.P.
 Sr. Subordinated Notes
 zero coupon due 8/01/03(3)........................         4,000      3,120,000
                                                                    ------------
                                                                      10,492,500
                                                                    ------------
TOTAL CORPORATE BONDS & NOTES
 (cost $72,219,895)................................                   72,314,090
                                                                    ------------
FOREIGN BONDS & NOTES--23.7%
BANKS--0.7%
 Unibanco--Uniao de Bancos Brasileiros SA
 Notes
 11.13% due 11/28/97(2)............................         1,000      1,002,500
                                                                    ------------
CABLE--3.0%
 Bell Cablemedia PLC
 Sr. Disc. Notes
 zero coupon due 9/15/05(2)(3).....................         2,000      1,165,000
 Telewest PLC
 Sr. Disc. Debentures
 zero coupon due 10/01/07(3).......................         3,375      1,993,359
 Videotron Holdings PLC
 Sr. Disc. Notes
 zero coupon due 8/15/05(3)........................         1,700        973,250
                                                                    ------------
                                                                       4,131,609
                                                                    ------------
CEMENT--0.7%
 Cemex SA and Tolmex
 Debentures
 10.00% due 11/05/99...............................         1,000        958,600
                                                                    ------------
FINANCE--0.9%
 European Investment Bank
 Debentures
 6.63% due 3/15/00(4)..............................   JPY 100,000      1,211,448
                                                                    ------------
FOOD & BEVERAGES--0.7%
 Grupo Embatellador de Mexico
 Bearer Notes
 10.75% due 11/19/97...............................         1,000        999,240
                                                                    ------------

 SUNAMERICA DIVERSIFIED INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited) -- (continued)

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
-------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)
FOREST PRODUCTS--0.7%
 APP International Finance Co. BV
 Guaranteed Secured Notes
 11.75% due 10/01/05...............................    $  1,000    $  1,011,250
                                                                   ------------
GOVERNMENT AGENCY--9.7%
 Federative Republic of Brazil
 Capitalization Bonds
 4.00% due 4/15/14.................................       3,121       1,658,138
 Federative Republic of Brazil
 Variable Rate Disc. Notes
 4.00% due 4/15/24(7)..............................       4,000       1,935,000
 Republic of Argentina
 Variable Rate Disc. Notes
 5.00% due 3/31/23(7)..............................       3,500       1,697,500
 Republic of Argentina
 Floating Rate Bonds
 6.81% due 3/31/05(7)..............................       2,000       1,237,500
 Republic of Argentina
 Variable Rate Disc. Notes
 6.88% due 3/31/23(7)..............................       2,000       1,160,000
 Republic of Argentina
 Sr. Unsubordinated Bonds
 8.38% due 12/20/03................................       4,000       2,975,000
 Republic of Argentina
 Sr. Unsubordinated Bonds
 10.95% due 11/01/99...............................       2,000       1,985,000
 Republic of Ecuador
 Variable Rate Disc. Notes
 3.00% due 2/27/15(7)..............................       3,000         975,000
                                                                   ------------
                                                                     13,623,138
                                                                   ------------
INDUSTRIAL--1.5%
 International Semi-Tech
  Microelectronic, Inc.
  Sr. Secured Disc. Notes
  zero coupon due 8/15/03(3).......................       4,000       2,070,000
                                                                   ------------
INSURANCE--0.8%
 Terra Nova Insurance United
  Kingdom Holdings PLC
 Sr. Notes
 10.75% due 7/01/07................................       1,000       1,065,000
                                                                   ------------
OIL & GAS--2.4%
 Bridas Corp.
 Sr. Notes
 12.50% due 11/18/99...............................       2,000       1,925,000

                                                       PRINCIPAL
                                                        AMOUNT
                                                    (IN THOUSANDS)/    VALUE
               SECURITY DESCRIPTION                 SHARES/WARRANTS   (NOTE 2)
OIL & GAS (CONTINUED)
 Petroleos Mexicanos
 Debentures
 8.63% due 12/01/23...............................     $  2,000     $  1,430,000
                                                                    ------------
                                                                       3,355,000
                                                                    ------------
TELECOMMUNICATIONS--1.9%
 Telecom Argentina
 Debentures
 8.38% due 10/18/00...............................        3,000        2,692,500
                                                                    ------------
TOBACCO--0.7%
 Empresas La Moderna
 Bearer Notes
 10.25% due 11/12/97(2)...........................        1,000          978,750
                                                                    ------------
TOTAL FOREIGN BONDS & NOTES
 (cost $34,756,630)...............................                    33,099,035
                                                                    ------------
U.S. GOVERNMENT AND AGENCIES--21.6%
FEDERAL HOME LOAN BANK--3.4%
 4.35% due 12/02/97...............................        5,000        4,826,250
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.5%
 6.00% due 7/01/00(8).............................        3,590        3,527,576
                                                                    ------------
U.S. TREASURY BONDS--7.6%
 6.25% due 8/15/23................................        7,000        6,663,090
 11.13% due 8/15/03...............................        3,000        3,907,020
                                                                    ------------
                                                                      10,570,110
                                                                    ------------
U.S. TREASURY NOTES--8.1%
 5.13% due 11/30/98...............................        5,000        4,882,050
 7.75% due 2/15/01(9).............................        3,000        3,229,230
 8.00% due 8/15/99................................        3,000        3,208,590
                                                                    ------------
                                                                      11,319,870
                                                                    ------------
TOTAL U.S. GOVERNMENT AND AGENCIES
 (cost $30,468,496)...............................                    30,243,806
                                                                    ------------
PREFERRED STOCK--0.7%
FOREST PRODUCTS--0.7%
 SDW Holdings Corp.(8)
  (cost $1,000,554)...............................        3,700        1,036,000
                                                                    ------------
WARRANTS--0.1%
CHEMICALS--0.1%
 OSI Specialties Holdings Co.+....................        2,000          125,000
                                                                    ------------
TOTAL INVESTMENT SECURITIES--97.8%
 (cost $138,445,575)..............................                   136,817,931
                                                                    ------------

 SUNAMERICA DIVERSIFIED INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES--0.1%
 United States Treasury Bills
 5.40% due 1/25/96(9)
 (cost $196,520)...................................     $    200    $    196,578
                                                                    ------------
REPURCHASE AGREEMENT--0.3%
 Joint Repurchase Agreement Account (Note 3)
  (cost $374,000)..................................          374         374,000
                                                                    ------------
TOTAL INVESTMENTS--
 (cost $139,016,095*)..............................         98.2%    137,388,509
Other assets less liabilities......................          1.8       2,510,647
                                                        --------    ------------
NET ASSETS--                                               100.0%   $139,899,156
                                                        ========    ============

--------
* See Note 6
+ Non-income producing security
(1) PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash
(2) Resale restricted to qualified institutional buyers
(3) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(4) JPY--Security denominated in Japanese Yen
(5) Bond in default
(6) Bond issued as part of a unit which includes an equity component
(7) Variable rate security, rate as of September 30, 1995
(8) Fair valued security, see Note 2
(9) The security or a portion thereof represents collateral for the following open futures contracts:

               DESCRIPTION
                   AND        VALUE AS OF
   NUMBER OF   EXPIRATION    SEPTEMBER 30, UNREALIZED
   CONTRACTS      DATE           1995         LOSS
   --------- --------------- ------------- ----------
              U.S. Treasury
             Long Bond-Dec.
      15           95         $1,715,156    $(6,734)

(10) Allocation of net assets by country as of September 30, 1995:

       United States  73.6%
       Argentina      10.0%
       Great Britain   3.8%
       Brazil          3.4%
       Mexico          3.2%
       Canada          1.5%
       Japan           0.9%
       Singapore       0.7%
       Ecuador         0.7%

See Notes to Financial Statements

 SUNAMERICA HIGH INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--84.3%
AIRLINE--1.3%
 USAir, Inc.
 Sr. Notes
 10.00% due 7/01/03................................     $ 2,500     $  2,062,500
                                                                    ------------
BROADCASTING--3.2%
 NWCG Holding Corp.
 Sr. Disc. Notes, Series B
 zero coupon due 6/15/99...........................       6,250        4,156,250
 Sinclair Broadcast Group, Inc.
 Sr. Subordinated Notes
 10.00% due 9/30/05................................       1,000        1,021,875
                                                                    ------------
                                                                       5,178,125
                                                                    ------------
BUSINESS SERVICES--5.1%
 Dictaphone Corp.
 Sr. Subordinated Notes
 11.75% due 8/01/05................................       1,500        1,494,375
 Katz Corp.
 Sr. Subordinated Notes
 12.75% due 11/15/02...............................       4,500        4,916,250
 Sullivan Graphics, Inc.
 Sr. Subordinated Notes
 12.75% due 8/01/05(2).............................       2,000        1,993,750
                                                                    ------------
                                                                       8,404,375
                                                                    ------------
CABLE--2.8%
 International CableTel, Inc.
 Sr. Deferred Coupon
 zero coupon due 4/15/05(4)........................       2,000        1,190,000
 Simmons Cable Co.
 Sr. Subordinated Notes
 zero coupon due 4/30/96(3)(6).....................       3,000        1,582,500
 United International Holdings, Inc.
 Sr. Disc. Notes
 zero coupon due 11/15/99(7).......................       3,000        1,845,000
                                                                    ------------
                                                                       4,617,500
                                                                    ------------
CHEMICALS--5.2%
 Agriculture Minerals & Chemicals
 Sr. Notes
 10.75% due 9/30/03................................       2,500        2,618,750
 Arcadian Partners L.P.
 Sr. Notes, Series B
 10.75% due 5/01/05................................       1,500        1,575,000
 LaRoche Industries, Inc.
 Sr. Subordinated Notes
 13.00% due 8/15/04................................       2,500        2,618,750

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
CHEMICALS (CONTINUED)
 OSI Specialties Holdings Co.
 Sr. Secured Disc. Debentures, Series B
 zero coupon due 4/15/04(4)........................     $ 2,000     $  1,640,000
                                                                    ------------
                                                                       8,452,500
                                                                    ------------
CONTAINERS--0.6%
 Portola Packaging, Inc.
 Sr. Notes
 10.75% due 10/01/05...............................       1,000        1,007,500
                                                                    ------------
FINANCIAL GOODS & SERVICES--2.0%
 Olympic Financial Ltd.
 Sr. Notes
 13.00% due 5/01/00................................       3,000        3,202,500
                                                                    ------------
FOOD & BEVERAGES--1.2%
 Specialty Foods Corp.
 Sr. Notes, Series A
 11.13% due 10/01/02(2)............................       2,000        1,960,000
                                                                    ------------
FOREST PRODUCTS--4.4%
 Crown Paper Co.
 Sr. Subordinated Notes
 11.00% due 9/01/05................................       3,000        2,955,000
 Stone Container Corp.
 Sr. Notes
 11.50% due 10/01/04...............................       4,000        4,200,000
                                                                    ------------
                                                                       7,155,000
                                                                    ------------
GAMING--6.9%
 Fitzgerald Gaming Corp.
 Sr. Secured Notes
 14.25% due 3/15/96(3)(5)(7).......................         500          375,000
 Harrah's Jazz Co.
 First Mortgage Notes
 14.25% due 11/15/01...............................       3,000        2,805,000
 Players International, Inc.
 First Mortgage Notes
 10.88% due 4/15/05(2).............................       3,000        2,850,000
 Santa Fe Hotel, Inc.
 First Mortgage Notes
 11.00% due 12/15/00...............................       2,721        2,081,565
 Showboat, Inc.
 Sr. Subordinated Notes
 13.00% due 8/01/09................................       3,000        3,240,000
                                                                    ------------
                                                                      11,351,565
                                                                    ------------

 SUNAMERICA HIGH INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
GROCERY--11.9%
 Bruno's, Inc.
 Sr. Subordinated Notes
 10.50% due 8/01/05................................     $ 5,000     $  4,850,000
 Farm Fresh, Inc.
 Sr. Notes
 12.25% due 10/01/00...............................       5,000        4,325,000
 Kash 'N Karry Food Stores, Inc.
 Sr. Notes/PIK
 11.50% due 2/01/03(1).............................       7,067        6,960,928
 Ralph's Supermarkets, Inc.
 Sr. Subordinated Notes
 11.00% due 6/15/05................................       3,500        3,272,500
                                                                    ------------
                                                                      19,408,428
                                                                    ------------
HEALTH SERVICES--10.0%
 Amerisource Distribution Corp.
 Sr. Debentures/PIK
 11.25% due 7/15/05(1).............................       2,089        2,245,910
 Dade International, Inc.
 Sr. Subordinated Notes,
 Series B
 13.00% due 2/01/05................................       2,000        2,130,000
 Multicare, Inc.
 Sr. Subordinated Notes
 12.50% due 7/01/02................................       3,000        3,416,250
 OrNda HealthCorp
 Sr. Subordinated Notes
 12.25% due 5/15/02................................       4,000        4,420,000
 Tenet Healthcare Corp.
 Sr. Subordinated Notes
 10.13% due 3/01/05................................       4,000        4,230,000
                                                                    ------------
                                                                      16,442,160
                                                                    ------------
HOUSEHOLD PRODUCTS--0.9%
 Samsonite Corp.
 Sr. Subordinated Notes
 11.13% due 7/15/05(2).............................       1,500        1,455,000
                                                                    ------------
INDUSTRIAL--3.2%
 Georgia Marble Co.
 Subordinated Notes
 17.00% due 1/01/96(6).............................       3,750        2,381,250
 J.B. Poindexter & Co.
 Sr. Notes
 12.50% due 5/15/04................................       3,000        2,910,000
                                                                    ------------
                                                                       5,291,250
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
METALS--2.3%
 Renco Metals, Inc.
 Sr. Notes
 12.00% due 7/15/00................................     $ 3,500     $  3,780,000
                                                                    ------------
OIL & GAS--0.5%
 DeepTech International, Inc.
 Sr. Secured Notes
 12.00% due 12/15/00...............................       1,000          857,500
                                                                    ------------
RETAIL--8.7%
 County Seat Stores, Inc.
 Sr. Subordinated Notes
 12.00% due 10/01/02...............................       3,000        2,940,000
 Hills Stores Co.
 Sr. Notes
 10.25% due 9/30/03................................       3,000        2,790,000
 Rickel Home Centers, Inc.
 Sr. Notes
 13.50% due 12/15/01(7)............................       2,000        1,025,000
 Thrifty PayLess Holdings, Inc.
 Sr. Subordinated Notes
 12.25% due 4/15/04(7).............................       4,000        4,450,000
 Thrifty PayLess Holdings, Inc.
 Sr. Subordinated Notes
 12.25% due 4/15/04................................       3,000        3,120,000
                                                                    ------------
                                                                      14,325,000
                                                                    ------------
TELECOMMUNICATIONS--14.1%
 Cellular Communications International, Inc.
 Sr. Disc. Notes
 zero coupon due 8/15/00(4)(7).....................       4,000        2,190,000
 Comcast Celluar Corp.
 Notes
 zero coupon due 3/05/00...........................       4,000        3,060,000
 Echostar Communications Corp.
 Sr. Disc. Notes
 zero coupon due 6/01/04(4)(7).....................       3,000        1,575,000
 In-Flight Phone Corp.
 Sr. Disc. Notes
 zero coupon due 5/15/02(2)(4)(7)..................       1,000          385,000
 IntelCom Group, Inc.
 Sr. Disc. Notes
 zero coupon due 9/15/05(7)........................       1,500          832,500
 Mobile Telecommunication Technologies Corp.
 Sr. Subordinated Disc. Notes
 13.50% due 12/15/02(7)............................       4,000        4,480,000

 SUNAMERICA HIGH INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited) -- (continued)


                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
 Paging Network, Inc.
 Sr. Subordinated Notes
 10.13% due 8/01/07................................     $ 3,000     $  3,127,500
 Paging Network, Inc.
 Sr. Subordinated Notes
 11.75% due 5/15/02................................       2,000        2,200,000
 PanAmSat, L.P.
 Sr. Subordinated Notes
 zero coupon due 8/01/03(4) .......................       4,000        3,120,000
 Pricecellular Wireless Corp.
 Sr. Disc. Notes
 zero coupon due 10/01/03..........................       3,000        2,130,000
                                                                    ------------
                                                                      23,100,000
                                                                    ------------
TOTAL CORPORATE BONDS & NOTES
 (cost $139,418,445)...............................                  138,050,903
                                                                    ------------
FOREIGN BONDS & NOTES--10.3%
CABLE--5.5%
 Bell Cablemedia PLC
 Sr. Disc. Notes
 zero coupon due 9/15/05(2)(4).....................       3,500        2,038,750
 Telewest PLC
 Sr. Disc. Debentures
 zero coupon due 10/01/07(4).......................       6,750        3,986,719
 Videotron Holdings PLC
 Sr. Disc. Notes
 zero coupon due 8/15/05(4) .......................       5,100        2,919,750
                                                                    ------------
                                                                       8,945,219
                                                                    ------------
CHEMICALS--0.6%
 Acetex Corp.
 Sr. Secured Notes
 9.75% due 10/01/03................................       1,000        1,008,750
                                                                    ------------
FOREST PRODUCTS--0.6%
 APP International Finance Co. BV
 Guaranteed Secured Notes
 11.75% due 10/01/05...............................       1,000        1,011,250
                                                                    ------------
GOVERNMENT AGENCY--1.0%
 Federative Republic of Brazil
 Capitalization Bonds
 4.00% due 4/15/14.................................       3,121        1,658,137
                                                                    ------------
INDUSTRIAL--1.9%
 International Semi-Tech
 Microelectronic, Inc.
 Sr. Secured Disc. Notes
 zero coupon due 8/15/03(4)........................       6,000        3,105,000
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT
                                                    (IN THOUSANDS)/    VALUE
               SECURITY DESCRIPTION                 SHARES/WARRANTS   (NOTE 2)
INSURANCE--0.7%
 Terra Nova Insurance United Kingdom Holdings PLC
 Sr. Notes
 10.75% due 7/01/07...............................       $ 1,000    $  1,065,000
                                                                    ------------
TOTAL FOREIGN BONDS & NOTES
 (cost $16,676,543)...............................                    16,793,356
                                                                    ------------
PREFERRED STOCK--1.4%
BANKING--0.7%
 Chevy Chase Savings Bank, F.S.B..................        40,000       1,177,500
                                                                    ------------
CABLE--0.0%
 Maryland Cable
  Partners L.P.+(3) ..............................        16,009          16,009
                                                                    ------------
FOREST PRODUCTS--0.7%
 SDW Holdings Corp.(3) ...........................         3,700       1,036,000
                                                                    ------------
TOTAL PREFERRED STOCK
 (cost $2,246,563)................................                     2,229,509
                                                                    ------------
COMMON STOCK--1.6%
CABLE--0.0%
 M.L. Opportunity L.P.+(3) .......................        70,106          70,106
 MGCP Holdings, Inc.+(3) .........................             1               0
                                                                    ------------
                                                                          70,106
                                                                    ------------
GAMING--0.7%
 Capital Gaming International, Inc.+..............        30,000           7,500
 Showboat, Inc....................................        50,000       1,081,250
                                                                    ------------
                                                                       1,088,750
                                                                    ------------
GROCERY--0.0%
 Smittys Supermarkets, Inc........................           500           4,250
                                                                    ------------
MEDIA--0.4%
 TMM, Inc.+(3)(8) ................................     2,000,000         750,000
                                                                    ------------
TELECOMMUNICATIONS--0.5%
 PanAmSat Corp....................................        50,000         762,500
                                                                    ------------
TOTAL COMMON STOCK
 (cost $3,580,606)................................                     2,675,606
                                                                    ------------
WARRANTS--0.3%+
CHEMICALS--0.1%
 OSI Specialties Holdings Co......................         2,000         125,000
                                                                    ------------
COMPUTERS--0.2%
 Open Text Corp.(3) ..............................       141,509         278,996
                                                                    ------------

 SUNAMERICA HIGH INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited) -- (continued)

                                                      WARRANTS/
                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
WARRANTS (CONTINUED)
GAMING--0.0%
 Capital Gaming International, Inc.................     45,500     $      4,266
 Casino Magic Finance Corp.........................     24,000           11,400
 Fitzgerald Gaming Corp.(2)(3) ....................      2,000           20,000
                                                                   ------------
                                                                         35,666
                                                                   ------------
HOUSEHOLD PRODUCTS--0.0%
 Chattem, Inc......................................      1,500            4,500
                                                                   ------------
TOTAL WARRANTS
 (cost $348,446)...................................                     444,162
                                                                   ------------
TOTAL INVESTMENT SECURITIES--97.9%
 (cost $162,270,603)...............................                 160,193,536
                                                                   ------------
REPURCHASE AGREEMENT--3.1%
 Joint Repurchase Agreement Account (Note 3)
  (cost $5,064,000) ...............................     $5,064        5,064,000
                                                                   ------------
TOTAL INVESTMENTS--
 (cost $167,334,603*)..............................      101.0%     165,257,536
Liabilities in excess of other assets..............       (1.0)      (1,559,107)
                                                        ------     ------------
NET ASSETS--                                             100.0%    $163,698,429
                                                        ======     ============

--------
* See Note 6
+ Non-income producing security
(1) PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash
(2) Resale restricted to qualified institutional buyers
(3) Fair valued security, see Note 2
(4) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(5) Variable rate security, rate as of September 30, 1995
(6) Bond in default
(7) Bond issued as part of a unit which includes an equity component
(8) At September 30, 1995 the Fund held a restricted security amounting to 0.4% of net assets. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the following security:

                                                                  VALUATION
                                               DATE OF   UNIT       AS OF
                  DESCRIPTION                ACQUISITION COST SEPTEMBER 30, 1995
   ----------------------------------------- ----------- ---- ------------------
   TMM, Inc. ...............................   2/1/95    $.83       $.375

See Notes to Financial Statements

 SUNAMERICA TAX EXEMPT INSURED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--96.4%
ALASKA--1.3%
 Alaska State Housing Finance Corp.,
 7.50% due 12/01/15................................      $1,975     $  2,084,277
                                                                    ------------
ARIZONA--0.7%
 Maricopa County, Arizona
  General Obligation, School
  District Number 213,
 7.00% due 7/01/08+................................       1,000        1,161,100
                                                                    ------------
ARKANSAS--0.3%
 Arkansas State Development
  Finance Authority, Single
  Family Mortgage Revenue,
  Conventional Mortgage Loans,
 9.00% due 6/01/14+................................         150          156,159
 Arkansas State Development
  Finance Authority, Single
  Family Mortgage Revenue,
  Conventional & FHA Insured,
  Series A,
 9.38% due 8/01/14+................................         335          346,906
                                                                    ------------
                                                                         503,065
                                                                    ------------
CALIFORNIA--9.8%
 California Housing Finance
  Agency, Home Mortgage
  Revenue, Series A,
 8.13% due 8/01/19+................................         870          938,121
 California Housing Finance
  Agency, Home Mortgage
  Revenue, Series A,
 8.20% due 8/01/17+................................       1,000        1,065,850
 Los Angeles, California
  Convention And Exhibition
  Center Authority, Lease Revenue,
 6.00% due 8/15/10+................................       1,155        1,214,275
 San Francisco, California City
  & County Redevelopment Agency, Lease Revenue,
 6.75% due 7/01/15+................................       1,000        1,077,590
 San Jose, California Airport
  Revenue,
 5.88% due 3/01/07+................................       2,905        3,061,899

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
CALIFORNIA (CONTINUED)
 San Jose, California
  Redevelopment Agency Tax
  Allocation, Merged Area
  Redevelopment Project,
 6.00% due 8/01/06+................................      $1,000     $  1,081,940
 San Jose, California
  Redevelopment Agency Tax
  Allocation, Merged Area
  Redevelopment Project,
 6.00% due 8/01/07+................................       3,000        3,230,580
 San Jose, California
  Redevelopment Agency Tax
  Allocation, Merged Area
  Redevelopment Project,
 6.00% due 8/01/11+................................       3,700        3,873,604
                                                                    ------------
                                                                      15,543,859
                                                                    ------------
COLORADO--0.1%
 Colorado Housing Finance
  Authority, Single Family
  Revenue, Series C,
 9.38% due 3/01/12+................................         140          146,090
                                                                    ------------
DISTRICT OF COLUMBIA--0.9%
 District of Columbia Housing
  Finance Agency, Mortgage
  Revenue Collateral, Single
  Family, Series A,
 7.75% due 12/01/18................................       1,280        1,356,557
                                                                    ------------
FLORIDA--1.7%
 Florida Housing Finance Agency,
  Residential Mortgage, 1985
  Series 1,
 8.50% due 6/15/06+................................       2,500        2,587,575
 Florida Housing Finance Agency,
  Single Family Mortgage,
  Series A,
 9.25% due 7/01/07+................................          80           84,264
                                                                    ------------
                                                                       2,671,839
                                                                    ------------
GEORGIA--5.4%
 Georgia State General
  Obligation, Series C,
 6.50% due 4/01/07.................................       1,700        1,917,855
 Georgia State General
  Obligation,
 7.20% due 3/01/07.................................       1,980        2,361,170

 SUNAMERICA TAX EXEMPT INSURED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
GEORGIA (CONTINUED)
 Municipal Electric Authority,
  Georgia Special Obligation,
  Fifth Crossover Series,
  Project 1,
 6.40% due 1/01/13+................................      $1,000     $  1,067,010
 Municipal Electric Authority,
  Georgia Special Obligation,
  Fifth Crossover Series,
  Project 1,
 6.40% due 1/01/09+................................       1,250        1,358,437
 Paulding County, Georgia School
  District,
 6.00% due 2/01/13+................................       1,875        1,940,438
                                                                    ------------
                                                                       8,644,910
                                                                    ------------
ILLINOIS--4.9%
 Cook County, Illinois Community College, District
  Number 508,
 7.70% due 12/01/07+...............................       4,000        4,876,840
 Illinois Health Facilities Authority, Lutheran
  General Health System,
 7.00% due 4/01/08+................................       2,500        2,845,600
                                                                    ------------
                                                                       7,722,440
                                                                    ------------
INDIANA--0.9%
 Indiana State Housing Finance Authority, Multi-
  Unit Mortgage Program, Series A,
 9.00% due 1/01/14.................................       1,470        1,506,382
                                                                    ------------
KENTUCKY--0.2%
 Kentucky Housing Corp., Multi-Family Revenue
  Mortgage, Series A,
 8.88% due 1/01/19+................................         250          258,235
                                                                    ------------
LOUISIANA--1.2%
 Louisiana Housing Finance Agency, Single Family
  Mortgage Revenue, 1985 Series A,
 9.38% due 2/01/15+................................         125          130,174
 Louisiana State, General Obligation, Series A,
 5.80% due 8/01/10+................................       1,750        1,802,622
                                                                    ------------
                                                                       1,932,796
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
MARYLAND--1.9%
 Maryland State Community Development
  Administration, Multi-Family Housing Revenue,
  1985 Series B,
 8.75% due 5/15/12.................................      $3,000     $  3,085,500
                                                                    ------------
MASSACHUSETTS--6.8%
 Massachusetts State Housing Finance Agency,
  Insured Rental, Series A,
 6.60% due 7/01/14+................................       5,375        5,515,771
 Massachusetts State Housing Finance Agency, Multi-
  Family Mortgage, GNMA, Series A,
 9.00% due 12/01/10................................         500          514,390
 Massachusetts State Housing Finance Agency, Multi-
  Family Mortgage, GNMA, Series A,
 9.13% due 12/01/20................................         485          499,070
 Massachusetts State Water Resources Authority,
 6.25% due 11/01/10+...............................       4,000        4,215,000
                                                                    ------------
                                                                      10,744,231
                                                                    ------------
MICHIGAN--1.0%
 Michigan Municipal Bond Authority, Revenue Capital
  Appreciation, Local Government Loan,
 zero coupon due 5/01/16+..........................       2,735          782,675
 Michigan Municipal Bond Authority, Revenue Capital
  Appreciation, Local Government Loan,
 zero coupon due 5/01/17+..........................       2,875          772,599
                                                                    ------------
                                                                       1,555,274
                                                                    ------------
MISSISSIPI--0.0%
 Mississippi Housing Finance Corp., Single Family
  Mortgage Purchase Revenue, Series A,
 8.80% due 4/15/10+................................          75           77,760
                                                                    ------------
MISSOURI--4.1%
 Missouri State Housing Development Commission,
  Insured, Single Family Mortgage Revenue,
 9.38% due 4/01/16+................................         100          106,503

 SUNAMERICA TAX EXEMPT INSURED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
MISSOURI (CONTINUED)
 Sikeston, Missouri Electric, Revenue,
 6.20% due 6/01/10+................................      $6,000     $  6,475,140
                                                                    ------------
                                                                       6,581,643
                                                                    ------------
NEVADA--2.9%
 Nevada Housing Division, Single Family Mortgage,
  Series A,
 zero coupon due 4/01/16+..........................       5,945        4,653,270
                                                                    ------------
NEW HAMPSHIRE--0.2%
 New Hampshire State Housing Finance Authority,
  Single Family Residential Mortgage, Series A,
 9.25% due 7/01/11+................................         285          298,971
                                                                    ------------
NEW JERSEY--1.5%
 New Jersey Economic Development Authority, Market
  Transition Facility Revenue,
 7.00% due 7/01/04+................................       2,000        2,309,760
 New Jersey State Housing & Mortgage Finance
  Agency, Revenue, Series B,
 9.13% due 4/01/15.................................          15           15,401
                                                                    ------------
                                                                       2,325,161
                                                                    ------------
NEW MEXICO--0.3%
 New Mexico Mortgage Finance Authority, Single
  Family Mortgage Revenue, Series C,
 8.63% due 7/01/17.................................         225          242,399
 New Mexico Mortgage Finance Authority, Single
  Family Mortgage Program, Series A,
 9.25% due 7/01/12+................................         190          196,508
                                                                    ------------
                                                                         438,907
                                                                    ------------
NEW YORK--9.3%
 New York City Industrial Development Agency, Civic
  Facility, Revenue,
 6.25% due 11/15/06+...............................       2,000        2,187,420
 New York City, New York Series E,
 6.20% due 8/01/07+................................       2,250        2,461,433
 New York State Dormitory Authority Revenue, State
  University Educational Facilities, Series A,
 5.50% due 5/15/10+................................       1,000          994,960

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
NEW YORK (CONTINUED)
 New York State Medical Care Facilities Finance
  Agency, Revenue, New York Hospital, FHA Insured,
  Mortgage A,
 6.75% due 8/15/14+................................      $2,850     $  3,104,989
 Niagara Falls, New York General Obligation,
 7.50% due 3/01/13+................................         445          534,921
 Niagara Falls, New York General Obligation,
 7.50% due 3/01/14+................................         555          665,850
 Niagara Falls, New York General Obligation,
 7.50% due 3/01/18+................................         500          603,700
 Suffolk County, New York Industrial Development
  Agency, Southwest Sewer Systems Revenue,
 6.00% due 2/01/07+................................       4,000        4,274,680
                                                                    ------------
                                                                      14,827,953
                                                                    ------------
NORTH CAROLINA--4.4%
 Harnett County, North Carolina Certificates of
  Participation,
 6.20% due 12/01/09+...............................       2,400        2,557,200
 North Carolina Municipal Power Agency, Catawba
  Electric Revenue,
 6.00% due 1/01/10+................................       2,250        2,362,185
 North Carolina Municipal Power Agency, Catawba
  Electric Revenue,
 6.00% due 1/01/11+................................       2,000        2,091,600
                                                                    ------------
                                                                       7,010,985
                                                                    ------------
NORTH DAKOTA--0.4%
 North Dakota State Housing Finance Agency, Single
  Family Mortgage Revenue, Series A,
 7.38% due 7/01/17+................................         650          678,262
                                                                    ------------
OHIO--3.9%
 Adams County, Ohio Valley Local School District,
 7.00% due 12/01/15+...............................       1,000        1,175,910
 Lucas County, Ohio Hospital Revenue, St. Vincent
  Medical Center,
 6.50% due 8/15/07.................................       3,500        3,836,910

 SUNAMERICA TAX EXEMPT INSURED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
 Woodridge, Ohio Local School District, General
  Obligation,
 6.80% due 12/01/14+...............................      $1,000     $  1,147,550
                                                                    ------------
                                                                       6,160,370
                                                                    ------------
OKLAHOMA--1.9%
 Grand River Dam Authority, Oklahoma Electric
  Revenue,
 5.75% due 6/01/08+................................       1,850        1,952,194
 Grand River Dam Authority, Oklahoma Electric
  Revenue,
 5.88% due 6/01/07+................................       1,000        1,074,750
                                                                    ------------
                                                                       3,026,944
                                                                    ------------
PENNSYLVANIA--5.7%
 Northeastern Pennsylvania Hospital & Education
  Authority, Health Care Revenue,
 6.20% due 7/01/04+................................       2,000        2,174,580
 Pennsbury, Pennsylvania School District, General
  Obligation,
 6.80% due 8/15/14+................................       3,800        4,343,818
 Pennsylvania Housing Finance Agency, Multi-Family
  Mortgage,
 9.38% due 8/01/28+................................         170          176,339
 Pennsylvania State Industrial Development
  Authority, Economic Development, Series B,
 7.00% due 1/01/07+................................       2,000        2,305,440
                                                                    ------------
                                                                       9,000,177
                                                                    ------------
PUERTO RICO--3.7%
 Puerto Rico Commonwealth,
 5.50% due 7/01/08+................................       3,000        3,088,530
 Puerto Rico Electric Power Authority, Power
  Revenue Refunding,
 7.00% due 7/01/06+................................       1,435        1,630,347
 University of Puerto Rico, University System
  Revenue Refunding, Series N,
 6.25% due 6/01/08+................................       1,000        1,101,360
                                                                    ------------
                                                                       5,820,237
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
RHODE ISLAND--0.7%
 Rhode Island Housing & Mortgage Finance Corp.,
  Supplementary Insurance, Series B,
 8.38% due 10/01/16+...............................      $1,000     $  1,074,750
                                                                    ------------
TEXAS--12.0%
 Bexar County, Texas Health Facilities Development
  Corp., Hospital Revenue,
 6.75% due 8/15/19+................................       4,000        4,292,960
 Grand Prairie, Texas Health Facilities Development
  Corp., Hospital Revenue,
 6.88% due 11/01/10+...............................       1,600        1,766,656
 Harris County, Texas Hospital District Mortgage,
  Revenue,
 7.40% due 2/15/10+................................       2,500        2,962,025
 Houston, Texas Water And Sewer Systems, Revenue,
  Series C,
 zero coupon due 12/01/09+.........................       1,420          633,249
 Houston, Texas Water Conveyance Systems Contract,
  Certificates of Participation,
 6.13% due 12/15/09+...............................       1,000        1,063,000
 Houston, Texas Water Conveyance Systems Contract,
  Certificates of Participation,
 6.13% due 12/15/08+...............................       1,250        1,339,575
 Houston, Texas Water Conveyance Systems Contract,
  Certificates of Participation,
 6.38% due 12/15/07+...............................       3,500        3,854,620
 Sherman, Texas Independent School District,
  General Obligation,
 6.50% due 2/15/20.................................       3,000        3,147,750
                                                                    ------------
                                                                      19,059,835
                                                                    ------------
UTAH--1.2%
 Utah State Housing Finance Agency, Single Family
  Mortgage, Series B,
 7.38% due 7/01/16+................................         285          297,004
 Utah State Housing Finance Agency, Single Family
  Mortgage, Series D,
 7.50% due 7/01/16+................................       1,535        1,642,189
                                                                    ------------
                                                                       1,939,193
                                                                    ------------

 SUNAMERICA TAX EXEMPT INSURED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1995 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA--2.3%
 Metropolitan, Washington District Of Columbia
  Airport Authority, General Airport Revenue,
 5.50% due 10/01/24+...............................      $4,000     $  3,655,120
                                                                    ------------
WASHINGTON--2.5%
 Washington State Housing Finance Commission,
  Multi-Family Mortgage Revenue, Series A,
 9.13% due 7/01/10+................................         380          406,349
 Washington State Series B, General Obligation,
 6.00% due 6/01/11.................................       3,400        3,562,044
                                                                    ------------
                                                                       3,968,393
                                                                    ------------
WEST VIRGINIA--2.0%
 West Virginia State Housing Development Fund,
  Series A,
 7.25% due 5/01/17+................................       3,000        3,149,490
                                                                    ------------
WISCONSIN--0.3%
 Wisconsin Housing & Economic Development
  Authority, Homeownership Revenue, 1985 Issue III,
 9.13% due 6/01/05+................................         155          159,854
 Wisconsin Housing & Economic Development
  Authority, Homeownership Revenue, 1985 Issue I,
 9.13% due 12/01/11+...............................         285          296,956
                                                                    ------------
                                                                         456,810
                                                                    ------------
TOTAL INVESTMENT SECURITIES--96.4%
 (cost $144,202,901)...............................                  153,120,786
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)
SHORT-TERM SECURITIES--0.4%
TEXAS--0.4%
 Gulf Coast Industrial Development Authority, Texas
  Solid Waste Disposal Revenue,
 4.10% due 10/03/95
 (Cost $600,000)...................................      $  600     $    600,000
                                                                    ------------
TOTAL INVESTMENTS--
 (cost $144,802,901*)..............................        96.8%     153,720,786
Other assets less liabilities......................         3.2        5,009,635
                                                         ------     ------------
NET ASSETS--                                              100.0%    $158,730,421
                                                         ======     ============

-------
* See Note 6
+ All or part of this security position is insured by Municipal Bond Insurance
  Association ("MBIA"), Bond Insurance Guarantee ("BIG") or Financial Guarantee Insurance Corporation ("FGIC") ($128,991,081 or 81.3% of total assets).

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 (unaudited)
Note 1. Organization

  The SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of five different investment series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"). An investor may invest in one or more of the following Funds:
  SunAmerica U.S. Government Securities Fund, SunAmerica Federal Securities Fund, SunAmerica Diversified Income Fund, SunAmerica High Income Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes.

  Each Fund currently offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Additionally any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the seventh anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class B shares are subject to higher distribution fee rates.

Note 2. Significant Accounting Policies

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

  SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. The preceding procedures need not be used to determine the value of debt securities owned by a Fund if, in the opinion of the

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 (unaudited) -- (continued)
  Trustees, some other method would more accurately reflect the fair market value of such debt securities in quantities owned by such Fund. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

  REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Funds do not amortize market premiums (except for Tax Exempt Insured Fund) or accrue market discounts (except for Diversified Income Fund) except original issue discounts and interest only securities for which amortization is required for federal income tax purposes.

  Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 (unaudited) -- (continued)

  The Funds Account and report distributions to shareholders in accordance with AICPA Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies.

  For the year ended March 31, 1995, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets. The following table discloses the effect of such differences reclassified between undistributed accumulated net investment income/loss, accumulated undistributed net realized gain/loss on investments and paid-in capital. These reclassifications were primarily the result of market discount, paydown loss and expiration of capital loss carryover for the year ended March 31, 1995.

                                     ACCUMULATED       ACCUMULATED
                                  UNDISTRIBUTED NET UNDISTRIBUTED NET
                                     INVESTMENT         REALIZED      PAID-IN
                                    INCOME/(LOSS)      GAIN/(LOSS)    CAPITAL
                                  ----------------- ----------------- --------
  U.S. Government Securities
   Fund..........................    (12,987,212)      12,987,212          --
  Federal Securities Fund........       (302,435)         302,435          --
  Diversified Income Fund........            --               --           --
  High Income Fund...............        263,716         (263,716)         --
  Tax Exempt Insured Fund........         13,398          266,034     (279,432)

  Dividends from net investment income are paid monthly. Capital gain distributions, if any, are paid annually.

  INVESTMENT SECURITIES LOANED: During the six months ended September 30, 1995, U.S. Government Securities Fund, Federal Securities Fund, Diversified Income Fund and High Income Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. To the extent income is earned on the cash collateral invested, it is recorded as interest income. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

  At September 30, 1995, U.S. Government Securities Fund and Federal Securities Fund have loaned securities having a value of $107,506,100 and $15,761,700 and held cash collateral of $107,387,500 and $15,637,500 for these loans. The value of the collateral was sufficient at the time the loan agreements were entered into. As a result of an increase in the market value of the loaned securities, the Funds were furnished with additional collateral on the following business day.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

    (i) market value of investment securities, other assets and liabilities--at the prevailing rate of exchange at the valuation date.

    (ii) purchases and sales of investment securities, income and expenses-- at the rate of exchange prevailing on the respective dates of such transactions.

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 (unaudited) -- (continued)
  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar at the year end date. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rates.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund may purchase and sell financial futures contracts which are traded on a commodities exchange or board of trade for certain hedging and risk management purposes. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund's exposure in these financial instruments. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Funds activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  FEDERAL INCOME TAXES: It is the Funds' policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax-exempt) to their shareholders. Therefore, no federal income tax or excise tax provisions are required.

  EXPENSES: Expenses common to all Funds are allocated among the Income Funds based upon their relative net asset values.

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 (unaudited) -- (continued)

Note 3. Joint Repurchase Agreement Account

  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions.

  As of September 30, 1995, the U.S. Government Securities Fund, Federal Securities Fund, Diversified Income Fund and High Income Fund had a 34.0%, 11.9%, 0.4% and 4.9% undivided interest which represented $35,000,000, $12,200,000, $374,000 and $5,064,000, respectively, in principal amount in a joint repurchase agreement with Chemical Securities, Inc. In addition, the U.S. Government Securities Fund and Federal Securities Fund had a 73.7% and 13.0% undivided interest which represented $89,092,000 and $15,688,000, respectively, in principal amount in a joint repurchase agreement with Yamaichi International (America), Inc. As of such date, the repurchase agreements in the joint account and the collateral therefore were as follows:

  Chemical Securities, Inc. Repurchase Agreement, 6.25% dated 9/29/95, in the principal amount of $102,947,000 repurchase price $103,000,618 due 10/2/95 collateralized by $50,000,000 U.S. Treasury Notes 6.875% due 10/31/96 and $51,850,000 U.S. Treasury Notes 6.125% due 3/31/97, approximate aggregate value $105,092,351.

  Yamaichi International (America), Inc. Repurchase Agreement, 6.45% dated 9/29/95, in the principal amount of $120,864,000 repurchase price $120,928,964 due 10/2/95 collateralized by $19,375,000 U.S. Treasury Bonds 6.25% due 8/15/23, $8,500,000 U.S. Treasury Bonds 9.25% due 2/15/16,
  $49,250,000 U.S. Treasury Bonds 8.75% due 11/15/16, $13,090,000 U.S.
  Treasury Notes 8.75% due 8/15/00 and $22,375,000 U.S. Treasury Bills 5.365% due 8/22/96, approximate aggregate value $128,362,436.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

  The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee payable to SAAMCo with respect to U.S. Government Securities Fund and High Income Fund is computed daily and payable monthly, at an annual rate of .75% of average daily net assets up to $200 million; .72% of the next $200 million; and .55% of average daily net assets in excess of $400 million. The investment advisory and management fee payable to SAAMCo with respect to Federal Securities Fund is computed daily and payable monthly, at an annual rate of .55% of average daily net assets up to $25 million; .50% of the next $25 million; and .45% of average daily net assets in excess of $50 million. The investment advisory and management fee payable to SAAMCo with respect to Diversified Income Fund is computed daily and payable monthly, at an annual rate of .65% of average daily net assets of up to $350 million; and .60% of average daily net assets in excess of $350 million. The investment advisory and management fee payable to SAAMCo

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 (unaudited) -- (continued) with respect to Tax Exempt Insured Fund is computed daily and payable monthly, at an annual rate of .50% of average daily net assets up to $350 million; and .45% of average daily net assets in excess of $350 million.
  For the six months ended September 30, 1995, SAAMCo earned fees of $2,162,962, $182,541, $476,215, $678,116 and $405,254 for U.S. Government
  Securities Fund, Federal Securities Fund, Diversified Income Fund, High Income Fund and Tax Exempt Insured Fund, respectively.

  SAAMCo has agreed that, in any fiscal year, it will refund or rebate its management fee to each of the Funds to the extent that the Fund's expenses (including the fees of SAAMCo and amortization of organizational expenses, but excluding interest, taxes, brokerage commissions, distribution fees and other extraordinary expenses) exceed the most restrictive expense limitation imposed by states where the Fund's shares are sold. The most restrictive expense limitation is presently believed to be 2 1/2% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of average net assets and 1 1/2% of such net assets in excess of $100 million. For the six months ended September 30, 1995, no such reimbursement was required.

  The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS"). Each Fund, with respect to each class of Shares, has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans, hereinafter referred to as the "Class A Plan" and the "Class B Plan." In adopting the Class A Plan and the Class B Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

  Under the Class A Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10% of average daily net assets of such Fund's Class A shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. Under the Class B Plan, the Distributor receives payments from a Fund at the annual rate up to 0.75% of the average daily net assets of such Fund's Class B shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan or Class B Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee at the annual rate up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 (unaudited) -- (continued) maintenance and service fees in an amount up to 0.25% per year of the assets maintained in a Fund by their customers. For the six months ended September 30, 1995, SACS earned fees of $2,950,414, $285,121, $683,342,
  $768,293 and $372,069 for U.S. Government Securities Fund, Federal
  Securities Fund, Diversified Income Fund, High Income Fund and Tax Exempt Insured Fund, respectively, (of which $19,047 and $55,571 was waived by U.S. Government Securities Fund Class A and High Income Fund Class B, respectively).

  For the six months ended September 30, 1995, SACS has advised the Funds that it has received sales concessions on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers as follows:

                                         SALES      AFFILIATED   NON-AFFILIATED
                                      CONCESSIONS BROKER-DEALERS BROKER-DEALERS
                                      ----------- -------------- --------------
   U.S. Government Securities Fund...   $15,342      $11,868         $ 997
   Federal Securities Fund...........     6,769        5,702             4
   Diversified Income Fund...........    30,952       23,969         2,092
   High Income Fund..................    73,154       54,048         7,816
   Tax Exempt Insured Fund...........    57,619       45,258         2,357

  SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class B fund shares. For the six months ended September 30, 1995, SACS informed U.S. Government Securities Fund, Federal Securities Fund, Diversified Income Fund, High Income Fund and Tax Exempt Insured Fund that it received approximately $890,354, $26,884, $158,981, $190,506 and $64,107, respectively, in contingent deferred sales charges.

  The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to reimburse SAFS for costs incurred in providing such services which is approved annually by the Trustees. For the six months ended September 30, 1995, U.S. Government Securities Fund, Federal Securities Fund, Diversified Income Fund, High Income Fund and Tax Exempt Insured Fund incurred expenses of $717,185, $80,076, $161,181, $199,120 and $178,312, respectively, to reimburse SAFS pursuant to the terms of the Service Agreement. Of these amounts $115,490, $13,744, $25,465, $29,616 and $28,862, respectively, were payable to SAFS at September 30, 1995.

Note 5. Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales and maturities of investments (excluding U.S. Government securities and short-term investments in the Diversified Income, High Income and Tax Exempt Insured Funds, respectively) during the six months ended September 30, 1995 were as follows:

                                U.S.
                             GOVERNMENT    FEDERAL    DIVERSIFIED     HIGH     TAX EXEMPT
                             SECURITIES   SECURITIES    INCOME       INCOME      INSURED
                                FUND         FUND        FUND         FUND        FUND
                            ------------ ------------ ----------- ------------ -----------
   Aggregate purchases..... $576,684,744 $140,572,118 $80,144,806 $182,352,364 $34,181,233
                            ============ ============ =========== ============ ===========
   Aggregate sales......... $591,293,925 $137,758,317 $84,976,944 $199,068,780 $45,010,357
                            ============ ============ =========== ============ ===========

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 (unaudited) -- (continued)
Note 6. Portfolio Securities

  The costs of securities and the aggregate appreciation and depreciation of securities at September 30, 1995 were as follows:

                                 U.S.
                              GOVERNMENT     FEDERAL     DIVERSIFIED       HIGH       TAX EXEMPT
                              SECURITIES    SECURITIES      INCOME        INCOME       INSURED
                                 FUND          FUND          FUND          FUND          FUND
                             ------------  ------------  ------------  ------------  ------------
   Cost....................  $753,202,484  $100,250,457  $139,016,095  $167,334,603  $144,802,901
                             ============  ============  ============  ============  ============
   Appreciation............  $  9,005,258  $  1,077,683  $  5,251,515  $  5,335,609  $  8,999,640
   Depreciation............    (5,505,312)     (605,578)   (6,879,101)   (7,412,676)      (81,755)
                             ------------  ------------  ------------  ------------  ------------
   Unrealized appreciation/
    depreciation--net......  $  3,499,946  $    472,105  $ (1,627,586) $ (2,077,067) $  8,917,885
                             ============  ============  ============  ============  ============

Note 7. Capital Share Transactions

  Transactions in capital shares of each class of each series were as follows:

                                                    U.S. GOVERNMENT SECURITIES FUND
                  ----------------------------------------------------------------------------------------------------------
                                      CLASS A                                               CLASS B
                  --------------------------------------------------  ------------------------------------------------------
                          FOR THE                                              FOR THE
                     SIX MONTHS ENDED               FOR THE               SIX MONTHS ENDED                 FOR THE
                    SEPTEMBER 30, 1995            YEAR ENDED             SEPTEMBER 30, 1995              YEAR ENDED
                        (UNAUDITED)             MARCH 31, 1995               (UNAUDITED)               MARCH 31, 1995
                  ------------------------  ------------------------  --------------------------  --------------------------
                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                  ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Shares sold.....   9,453,719  $ 80,283,230   2,544,560  $ 20,825,728    8,332,548  $  70,860,744   10,324,909  $  84,569,618
Reinvested
 dividends......     161,957     1,366,639     254,756     2,091,612    1,083,923      9,138,498    2,655,859     21,791,813
Shares redeemed.  (3,869,860)  (32,542,352) (3,015,559)  (24,712,085) (20,895,568)  (176,405,314) (46,389,311)  (380,228,772)
                  ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Net increase
 (decrease).....   5,745,816  $ 49,107,517    (216,243) $ (1,794,745) (11,479,097) $ (96,406,072) (33,408,543) $(273,867,341)
                  ==========  ============  ==========  ============  ===========  =============  ===========  =============
                                                        FEDERAL SECURITIES FUND
                  ----------------------------------------------------------------------------------------------------------
                                      CLASS A                                               CLASS B
                  --------------------------------------------------  ------------------------------------------------------
                          FOR THE                                              FOR THE
                     SIX MONTHS ENDED               FOR THE               SIX MONTHS ENDED                 FOR THE
                    SEPTEMBER 30, 1995            YEAR ENDED             SEPTEMBER 30, 1995              YEAR ENDED
                        (UNAUDITED)             MARCH 31, 1995               (UNAUDITED)               MARCH 31, 1995
                  ------------------------  ------------------------  --------------------------  --------------------------
                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                  ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Shares sold.....   3,895,563  $ 40,621,779     859,631  $  8,566,946      603,996  $   6,297,740      895,438  $   9,024,876
Reinvested
 dividends......      34,589       358,807       3,735        36,932      100,679      1,040,357      312,480      3,098,412
Shares redeemed.    (198,114)  (2,050,464)    (294,336)   (2,931,987)  (4,219,844)   (44,048,535)  (2,574,743)   (25,581,102)
                  ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Net increase
 (decrease).....   3,732,038  $ 38,930,122     569,030  $  5,671,891   (3,515,169)  $(36,710,438)  (1,366,825) $ (13,457,814)
                  ==========  ============  ==========  ============  ===========  =============  ===========  =============

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 (unaudited) -- (continued)

                                                       DIVERSIFIED INCOME FUND
                  ---------------------------------------------------------------------------------------------------------
                                      CLASS A                                              CLASS B
                  --------------------------------------------------  -----------------------------------------------------
                          FOR THE                                             FOR THE
                     SIX MONTHS ENDED               FOR THE               SIX MONTHS ENDED                FOR THE
                    SEPTEMBER 30, 1995            YEAR ENDED             SEPTEMBER 30, 1995             YEAR ENDED
                        (UNAUDITED)             MARCH 31, 1995              (UNAUDITED)               MARCH 31, 1995
                  ------------------------  ------------------------  -------------------------  --------------------------
                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                  ----------  ------------  ----------  ------------  -----------  ------------  -----------  -------------
Shares sold.....     864,372  $  3,701,789   1,911,715  $  8,713,009    1,442,991  $  6,199,523   13,562,550  $  62,234,623
Reinvested
 dividends......      89,540       384,050     179,521       791,930      697,002     2,996,792    1,784,570      7,929,584
Shares redeemed.    (690,122)   (2,945,352) (1,294,317)   (5,722,753)  (5,047,531)  (21,643,357) (19,804,466)   (88,218,971)
                  ----------  ------------  ----------  ------------  -----------  ------------  -----------  -------------
Net increase
 (decrease).....     263,790  $  1,140,487     796,919  $  3,782,186   (2,907,538) $(12,447,042)  (4,457,346) $ (18,054,764)
                  ==========  ============  ==========  ============  ===========  ============  ===========  =============
                                                           HIGH INCOME FUND
                  ---------------------------------------------------------------------------------------------------------
                                      CLASS A                                              CLASS B
                  --------------------------------------------------  -----------------------------------------------------
                          FOR THE                                             FOR THE
                     SIX MONTHS ENDED               FOR THE               SIX MONTHS ENDED                FOR THE
                    SEPTEMBER 30, 1995            YEAR ENDED             SEPTEMBER 30, 1995             YEAR ENDED
                        (UNAUDITED)             MARCH 31, 1995              (UNAUDITED)               MARCH 31, 1995
                  ------------------------  ------------------------  -------------------------  --------------------------
                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                  ----------  ------------  ----------  ------------  -----------  ------------  -----------  -------------
Shares sold.....   5,051,628  $ 35,070,982   4,517,500   $32,145,067    9,202,740  $ 64,147,250   18,144,837  $ 132,472,191
Reinvested
 dividends......     197,542     1,377,062     285,804     2,048,889      532,267     3,718,055      982,211      7,057,922
Shares redeemed.  (5,176,062)  (35,795,146) (3,162,108)  (23,140,910) (13,743,471)  (95,239,295) (13,525,747)  (100,373,794)
                  ----------  ------------  ----------  ------------  -----------  ------------  -----------  -------------
Net increase
 (decrease).....      73,108  $    652,898   1,641,196   $11,053,046   (4,008,464) $(27,373,990)   5,601,301  $  39,156,319
                  ==========  ============  ==========  ============  ===========  ============  ===========  =============
                                                       TAX EXEMPT INSURED FUND
                  ---------------------------------------------------------------------------------------------------------
                                      CLASS A                                              CLASS B
                  --------------------------------------------------  -----------------------------------------------------
                        FOR THE SIX                                         FOR THE SIX
                       MONTHS ENDED                 FOR THE                 MONTHS ENDED                  FOR THE
                    SEPTEMBER 30, 1995            YEAR ENDED             SEPTEMBER 30, 1995             YEAR ENDED
                        (UNAUDITED)             MARCH 31, 1995              (UNAUDITED)               MARCH 31, 1995
                  ------------------------  ------------------------  -------------------------  --------------------------
                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                  ----------  ------------  ----------  ------------  -----------  ------------  -----------  -------------
Shares sold.....     225,161  $  2,782,116   1,153,762  $ 13,706,273      639,408  $  7,871,589    1,052,706  $  12,534,448
Reinvested
 dividends......     144,231     1,776,133     353,885     4,191,241       28,443       350,429       52,888        626,133
Shares redeemed.  (1,193,855)  (14,684,952) (3,966,717)  (46,779,234)    (520,106)   (6,402,231)    (701,719)    (8,287,841)
                  ----------  ------------  ----------  ------------  -----------  ------------  -----------  -------------
Net increase
 (decrease).....    (824,463) $(10,126,703) (2,459,070) $(28,881,720)     147,745  $  1,819,787      403,875  $   4,872,740
                  ==========  ============  ==========  ============  ===========  ============  ===========  =============

Note 8. Commitments and Contingencies

  State Street Bank and Trust Company has established an uncommitted line of credit with the SunAmerica Family of Mutual Funds with interest payable at the Federal Funds rate plus 100 basis points with respect to the U.S. Government Securities Fund, and Federal Securities Fund, and Federal Funds rate plus 125 basis points with respect to the Diversified Income Fund and the High Income Fund. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. The High Income Fund, periodically utilized the uncommitted line of credit and incurred interest expense of $29,632 for the six months ended September 30, 1995. The Funds did not have any outstanding borrowings at September 30, 1995.

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1995 (unaudited) -- (continued)

Note 9. Trustees Retirement Plan

  The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, each Eligible Trustee will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of September 30, 1995, the Funds had accrued $20,529, $1,823, $3,655, $3,640 and $4,196 which is included in accrued expenses on the Statement of Assets and Liabilities, and for the six months ended September 30, 1995 expensed $7,364, $703, $1,720, $1,382 and $1,711 which is included in Trustees' fees and expenses on the Statement of Operations for the U.S. Government Securities Fund, Federal Securities Fund, Diversified Income Fund, High Income Fund and Tax Exempt Insured Fund, respectively, for the Retirement Plan.

TRUSTEES                                     INVESTMENT ADVISER
Eli Broad                                    SunAmerica Asset Management Corp.
S. James Coppersmith                         The SunAmerica Center
Samuel M. Eisenstat                          733 Third Avenue
Stephen J. Gutman                            New York, NY 10017-3204
Sebastiano Sterpa
Jay S. Wintrob                               DISTRIBUTOR
                                             SunAmerica Capital Services, Inc.
                                             The SunAmerica Center
OFFICERS                                     733 Third Avenue
Peter A. Harbeck, President                  New York, NY 10017-3204
Stanton J. Feeley, Executive Vice President
Nancy Kelly, Vice President                  SHAREHOLDER SERVICING AGENT
P. Christopher Leary, Vice President         SunAmerica Fund Services, Inc.
Robert M. Zakem, Secretary                   The SunAmerica Center
Peter C. Sutton, Controller                  733 Third Avenue
John T. Genoy, Assistant Controller          New York, NY 10017-3204

Donna M. Handel, Assistant Controller        CUSTODIAN AND TRANSFER AGENT
Hilary R. Kastleman, Assistant Secretary     State Street Bank & Trust Company
Abbe P. Stein, Assistant Secretary           P.O. Box 419572
                                             Kansas City, MO 64141-6572

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                                            BULK RATE
 SUNAMERICA INCOME FUNDS                                  U.S. POSTAGE
 THE SUNAMERICA CENTER                                        PAID
 733 THIRD AVENUE                                         Kansas City,
 NEW YORK, NY 10017-3204                                       MO
 1-800-858-8850                                            PERMIT NO.
                                                              3657

This report is submitted solely for
the general information of
shareholders of the Fund.
Distribution of this report to
persons other than shareholders of
the Fund is authorized only in
connection with a currently effective
prospectus, setting forth details of
the Fund, which must precede or
accompany this report.

The accompanying report has not been
examined by independent accountants
and accordingly no opinion has been
expressed thereon.

SPONSORED BY:

[LOGO] SunAmerica
       Asset Management

IFANN